UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.19

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

January 24, 2020

This report provides management’s discussion of fund performance for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2019.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	2.06%	7.34%

Class C Shares	1.67%	6.53%

Advisor Class Shares[1]	2.18%	7.60%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	3.39%	10.86%

Class C Shares	2.92%	9.95%

Advisor Class Shares[1]	3.43%	11.05%

Class Z Shares[1]	3.53%	11.07%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	2.06%	7.67%

Class C Shares	1.68%	6.87%

Advisor Class Shares[1]	2.19%	7.93%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	1.92%	7.67%

Class C Shares	1.64%	6.99%

Advisor Class Shares[1]	2.15%	8.05%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2019. All performance comparisons are before sales charges.

California Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. During both periods, security selection within the pre-refunded bonds sector detracted, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals contributed. For the six-month period, yield-curve positioning in four- to five-year duration municipals detracted. Security selection in private higher education contributed. For the 12-month period, yield-curve positioning in five- to six-year duration municipals detracted. Security selection in industrial development utilities contributed.

High Income Municipal Portfolio: All share classes of the Portfolio outperformed the benchmark for both periods. While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below investment-grade securities, which added to relative performance. During both periods, yield-curve positioning in over 10-year duration municipals contributed, relative to the benchmark. Security selection within the toll roads/transit sector detracted. For the six-month period, security selection within the special tax sector contributed. Yield-curve positioning in four- to five-year duration municipals detracted. For the 12-month period, yield-curve positioning in seven- to 10-year duration municipals contributed. An underweight to senior living detracted.

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National Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. During both periods, yield-curve positioning in four- to five-year duration municipals detracted, relative to the benchmark, while positioning in seven- to 10-year duration municipals contributed. Security selection within the toll roads/transit sector detracted, while selection in private higher education contributed.

New York Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. During both periods, yield-curve positioning in the four- to five-year duration municipals detracted, relative to the benchmark, while positioning in seven- to 10-year duration municipals contributed. Security selection within the toll roads/transit sector detracted, while selection in private higher education contributed.

All Portfolios utilized derivatives in the form of interest rate swaps and inflation swaps for hedging purposes, which had no material impact on returns for either period.

The High Income Municipal Portfolio also utilized credit default swaps for investment purposes, which had an immaterial impact on returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Continued falling interest rates and strong relative performance for mid-grade and high-yield municipal bonds were prominent themes throughout the six-month period ended November 30, 2019. The yield for the 10-year US Treasury fell roughly 0.35% over the period as the US Federal Reserve (“the Fed”) cut interest rates three times during the period, taking the target for the Federal Funds rate down by 0.75% for the year. The newly imposed limit on state and local tax deductions has resulted in increased demand for municipals, and municipal supply continues to be light. Lipper reported that municipal mutual funds had $84 billion of inflows through November 30, 2019, while the Fed’s most recent data showed the outstanding volume of municipal bonds shrank by $21 billion through the third quarter of 2019.

Long-maturity and high-yield municipal bonds were the best performers during the six-month period, reflective of investors’ demand for additional income in the recent low-yield environment. The Portfolios generally maintained a slightly defensive interest-rate stance as the historically flat yield curve did not adequately compensate investor risk for taking additional long exposure. Given the fundamental strength of municipalities, the Portfolios’ Senior Investment Management Team maintained the Portfolios’ overweight to mid-grade municipals during the period.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant

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that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	4.14%	0.05%

High Income Municipal	1.98%	0.00%

National	3.73%	0.06%

New York	2.40%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

(continued on next page)

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The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and

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DISCLOSURES AND RISKS (continued)

interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

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DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be

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DISCLOSURES AND RISKS (continued)

worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolios was 4.25%. If the Class A annualized returns for the Portfolios and the National, California and New York Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, their returns would be lower. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.08%	1.92%

1 Year	7.34%	4.07%

5 Years	3.06%	2.44%

10 Years	4.38%	4.06%

CLASS C SHARES			0.38%	0.67%

1 Year	6.53%	5.53%

5 Years	2.31%	2.31%

10 Years	3.63%	3.63%

ADVISOR CLASS SHARES[3]			1.36%	2.41%

1 Year	7.60%	7.60%

5 Years	3.32%	3.32%

10 Years	4.66%	4.66%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.55%

5 Years	2.41%

10 Years	4.07%

CLASS C SHARES

1 Year	5.09%

5 Years	2.28%

10 Years	3.63%

ADVISOR CLASS SHARES[1]

1 Year	7.05%

5 Years	3.29%

10 Years	4.67%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.48%	3.82%

1 Year	10.86%	7.57%

5 Years	5.27%	4.63%

Since Inception[3]	6.56%	6.23%

CLASS C SHARES			1.81%	2.78%

1 Year	9.95%	8.95%

5 Years	4.49%	4.49%

Since Inception[3]	5.79%	5.79%

ADVISOR CLASS SHARES[4]			2.81%	4.32%

1 Year	11.05%	11.05%

5 Years	5.54%	5.54%

Since Inception[3]	6.85%	6.85%

CLASS Z SHARES[4]			2.84%	4.37%

1 Year	11.07%	11.07%

Since Inception[3]	8.77%	8.77%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.63%, 0.63% and 0.62% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.80%, 1.55%, 0.55% and 0.55% for Class A, Class C, Advisor Class and Class Z shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Inception dates: 1/26/2010 for Class A, Class C and Advisor Class shares; 9/28/2018 for Class Z shares.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	7.27%

5 Years	4.56%

Since Inception[1]	6.23%

CLASS C SHARES

1 Year	8.72%

5 Years	4.44%

Since Inception[1]	5.80%

ADVISOR CLASS SHARES[2]

1 Year	10.92%

5 Years	5.48%

Since Inception[1]	6.86%

CLASS Z SHARES[2]

1 Year	10.94%

Since Inception[1]	8.72%

1	Inception dates: 1/26/2010 for Class A, Class C and Advisor Class shares; 9/28/2018 for Class Z shares.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.28%	1.97%

1 Year	7.67%	4.42%

5 Years	3.31%	2.68%

10 Years	4.35%	4.03%

CLASS C SHARES			0.58%	0.89%

1 Year	6.87%	5.87%

5 Years	2.54%	2.54%

10 Years	3.61%	3.61%

ADVISOR CLASS SHARES[3]			1.57%	2.42%

1 Year	7.93%	7.93%

5 Years	3.57%	3.57%

10 Years	4.64%	4.64%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.79%, 1.54% and 0.54% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.78%

5 Years	2.59%

10 Years	4.04%

CLASS C SHARES

1 Year	5.30%

5 Years	2.45%

10 Years	3.61%

ADVISOR CLASS SHARES[1]

1 Year	7.25%

5 Years	3.47%

10 Years	4.65%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.23%	2.08%

1 Year	7.67%	4.43%

5 Years	3.21%	2.58%

10 Years	3.70%	3.39%

CLASS C SHARES			0.52%	0.88%

1 Year	6.99%	5.99%

5 Years	2.45%	2.45%

10 Years	2.97%	2.97%

ADVISOR CLASS SHARES[3]			1.51%	2.55%

1 Year	8.05%	8.05%

5 Years	3.47%	3.47%

10 Years	4.00%	4.00%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.82%, 1.57% and 0.57% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, inclusive of interest expense, to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.87%

5 Years	2.51%

10 Years	3.42%

CLASS C SHARES

1 Year	5.28%

5 Years	2.37%

10 Years	2.99%

ADVISOR CLASS SHARES[1]

1 Year	7.34%

5 Years	3.40%

10 Years	4.02%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,020.60	$3.79	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,016.70	$7.56	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,021.80	$2.53	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,033.90	$4.27	0.84%
Hypothetical**	$1,000	$1,020.80	$4.24	0.84%
Class C
Actual	$1,000	$1,029.20	$8.07	1.59%
Hypothetical**	$1,000	$1,017.05	$8.02	1.59%
Advisor Class
Actual	$1,000	$1,034.30	$3.00	0.59%
Hypothetical**	$1,000	$1,022.05	$2.98	0.59%
Class Z
Actual	$1,000	$1,035.30	$2.90	0.57%
Hypothetical**	$1,000	$1,022.15	$2.88	0.57%

AB National Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,020.60	$3.79	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,016.80	$7.56	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,021.90	$2.53	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,019.20	$3.79	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,016.40	$7.56	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,021.50	$2.53	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

*

Expenses are equal to the classes’ annualized expense ratios (interest expense incurred), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

BOND RATING SUMMARY1

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc.(“Moody’s”) and Fitch Ratings, Ltd.(“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc.(“Moody’s”) and Fitch Ratings, Ltd.(“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 92.4%
California – 86.4%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35-10/01/37	$18,255	$21,453,250
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/34-10/01/36	6,280	6,708,078
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 6/01/33-6/01/35	3,300	3,953,287
Bay Area Toll Authority Series 2010S-2 5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,429,853
Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,642,910
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,764,732
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 5/01/43-5/01/48	5,350	6,280,183
California Educational Facilities Authority (Art Center College of Design) Series 2018A 5.00%, 12/01/44	4,735	5,698,525
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/35	4,415	5,158,133
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007T 5.00%, 3/15/39	5,000	7,211,250
Series 2016U 5.00%, 6/01/46	6,985	10,469,397
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 4/01/47	4,000	4,657,880
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/30	1,250	1,340,513

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015 5.00%, 11/01/31	$2,000	$2,396,360
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 8/15/35-8/15/47	7,365	8,748,131
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013A 5.00%, 7/01/33	5,000	5,625,400
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2017A 5.00%, 11/15/36	1,410	1,741,378
Series 2018A 5.00%, 11/15/35	1,400	1,739,010
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) 5.00%, 1/01/36(a)	1,500	1,508,820
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 6/01/36-6/01/46	3,400	3,876,123
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 4/01/35-4/01/41	5,960	6,573,974
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/32-10/01/39	7,510	8,911,788
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 5/15/41-5/15/52	14,250	17,164,638
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2017A 5.00%, 2/01/47	7,425	8,579,142

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 1/01/45	$1,295	$1,309,880
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 6/15/32	5,000	5,804,600
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/36-12/31/37	9,685	11,523,737
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 7/15/29	6,080	6,898,307
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(b)(c)(d)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 7/01/39-11/21/45(a)	17,740	21,283,444
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/40(a)	2,200	2,293,346
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/37-10/15/47	3,665	4,142,473
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/42(a)	2,750	2,922,067
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) 5.25%, 7/01/52	2,500	2,814,175
Series 2015A 5.00%, 7/01/45(a)	4,675	5,193,644
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/37-6/01/47(a)	2,765	2,993,271

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 6/01/46-6/01/51(a)	$5,235	$5,609,792
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 6/01/37(a)	430	465,712
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 6/01/35(a)	4,770	5,392,390
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015A 5.00%, 8/01/45(a)	1,000	1,112,920
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.00%, 7/01/34	600	668,700
Series 2017A 5.00%, 7/01/37-7/01/47(a)	3,420	3,960,819
California School Finance Authority (Rocketship Education Obligated Group) Series 2016A 5.00%, 6/01/36-6/01/46(a)	3,500	3,716,465
Series 2017A 5.125%, 6/01/47(a)	700	752,934
Series 2017G 5.00%, 6/01/37-6/01/53(a)	1,910	2,049,718
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 6/01/53(a)	3,450	3,933,759
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/34	575	639,607
5.875%, 10/01/44	1,000	1,105,070
6.00%, 10/01/49	715	792,384
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 4/01/37	5,000	5,405,550

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/26-10/01/45	$5,645	$6,474,347
California Statewide Communities Development Authority (Buck Institute for Research on Aging) AGM Series 2014 5.00%, 11/15/34-11/15/44	4,500	5,187,680
California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/32-11/01/41(a)	3,010	3,496,176
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 5/15/34-5/15/36	3,910	4,628,086
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 6/01/51(a)	2,150	2,470,414
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/36(a)	5,000	5,666,900
Series 2018A 5.50%, 12/01/58(a)	1,700	1,988,898
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/44(a)	1,800	1,979,298
5.375%, 11/01/49(a)	2,500	2,757,175
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.25%, 7/01/39-7/01/52(a)	6,135	7,095,163
California Statewide Communities Development Authority (Southern California Edison Co.) 1.90%, 4/01/28	680	681,027

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001B Zero Coupon, 8/01/25	$8,000	$6,775,680
City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 5/01/40-5/01/43	2,000	2,383,520
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 9/01/26-9/01/29	2,795	3,043,537
City of Fairfield CA (City of Fairfield CA COP) XLCA Zero Coupon, 4/01/35	3,700	2,477,779
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 9/02/27-9/02/29	1,760	1,979,056
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 9/01/43-9/01/48	6,650	7,655,942
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 5/15/32-5/15/45	5,600	6,344,640
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 6/01/31	5,000	5,650,100
City of Los Angeles Department of Airports Series 2010A 5.00%, 5/15/25-5/15/27	12,475	12,703,169
City of Palm Springs CA Series 1991B Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	36,912,000
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 9/02/25-9/02/30	3,290	3,613,735
City of Redding CA Electric System Revenue NATL Series 1992 9.82%, 7/01/22 (Pre-refunded/ETM)(e)	400	456,324

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Riverside CA Sewer Revenue Series 2015A 5.00%, 8/01/33	$10,090	$12,002,257
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 9/01/33-9/01/34	2,320	2,761,415
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 9/01/36	755	856,079
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017A 5.00%, 3/01/33-3/01/37	8,400	10,041,239
Series 2017B 5.00%, 3/01/35	3,000	3,640,140
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 5/01/31	5,000	5,334,450
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 7/01/30	1,810	1,920,844
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 1/01/32-1/01/47	3,750	4,343,770
Coast Community College District Series 2019F 3.00%, 8/01/36-8/01/38(f)	3,965	4,098,539
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 9/01/40-9/01/45	2,240	2,571,025
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 7/01/36	1,755	2,085,221
El Dorado Irrigation District Series 2016C 5.00%, 3/01/36	4,750	5,647,750
Fremont Community Facilities District No. 1 Series 2015 5.00%, 9/01/40	4,000	4,527,720

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Garden Grove Unified School District Series 2013C 5.00%, 8/01/32 (Pre-refunded/ETM)	$2,535	$2,904,502
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	12,940	13,307,884
Imperial Irrigation District Electric System Revenue Series 2016C 5.00%, 11/01/31-11/01/36	2,500	3,018,995
Irvine Unified School District Series 2017B 5.00%, 9/01/47	1,000	1,164,280
Jurupa Unified School District Series 2017B 5.00%, 8/01/34-8/01/35	1,535	1,898,051
Lake Elsinore Public Financing Authority Series 2015 5.00%, 9/01/31-9/01/35	4,525	5,191,153
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/28-11/01/29	6,580	7,052,690
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2016A 5.00%, 6/01/32	3,500	4,277,490
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012B 5.00%, 10/01/28-10/01/29	9,220	10,128,390
M-S-R Energy Authority (Citigroup, Inc.) Series 2009A 6.50%, 11/01/39	830	1,284,732
Series 2009B 6.50%, 11/01/39	10,000	15,478,700
Menifee Union School District Series 2018 5.00%, 9/01/43-9/01/48	2,215	2,546,663
Norco Community Redevelopment Agency Successor Agency Series 2010 5.875%, 3/01/32 (Pre-refunded/ETM)	1,580	1,598,533

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.00%, 3/01/36 (Pre-refunded/ETM)	$1,125	$1,138,500
Oakland Unified School District/Alameda County Series 2015A 5.00%, 8/01/31-8/01/33	5,340	6,281,831
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 8/15/29	2,360	2,676,476
Oxnard Financing Authority AGM Series 2014 5.00%, 6/01/31	5,250	6,073,410
Palomar Health Series 2016A 5.00%, 8/01/31	1,285	1,528,263
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/36	5,000	5,747,450
Series 2017 5.00%, 11/01/42	1,000	1,155,200
Poway Unified School District (Poway Unified School District CFD No. 6) Series 2012 5.00%, 9/01/26	970	1,073,664
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 9/01/33-9/01/34	2,495	2,853,179
Redding Joint Powers Financing Authority Series 2015A 5.00%, 6/01/30	1,350	1,611,819
Rialto Redevelopment Agency Series 2018 5.00%, 9/01/32-9/01/37	3,235	3,990,889
Riverside County Transportation Commission Series 2013A 5.25%, 6/01/32 (Pre-refunded/ETM)	9,165	10,519,770
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/35	5,000	6,033,450
Sacramento Regional Transit District Series 2012 5.00%, 3/01/36 (Pre-refunded/ETM)	680	700,577
5.00%, 3/01/36-3/01/42	2,445	2,509,176

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Diego County Regional Airport Authority 5.00%, 7/01/35-7/01/40(f)	$2,155	$2,623,587
Series 2019A 4.00%, 7/01/37-7/01/38(f)	4,500	5,195,140
San Diego County Water Authority Series 2011B 5.00%, 5/01/29-5/01/30	16,115	17,002,503
San Diego Public Facilities Financing Authority Series 2010A 5.25%, 3/01/25 (Pre-refunded/ETM)	15,000	15,487,350
San Diego Unified School District/CA Series 2013C 5.00%, 7/01/32	3,180	3,600,364
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2012A 5.00%, 5/01/27-5/01/28	7,000	7,634,940
Series 2017A 5.00%, 5/01/42	2,000	2,358,980
Series 2019A 5.00%, 5/01/44	10,000	12,128,000
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2018B 5.00%, 10/01/35	2,055	2,589,999
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 8/01/29	1,310	1,418,416
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016B 5.00%, 8/01/33-8/01/35	2,000	2,381,720
Series 2016C 5.00%, 8/01/32-8/01/35	2,000	2,386,080
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,982,800
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,752,200

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 1/01/23 (Pre-refunded/ETM)	$25,000	$24,088,750
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007B Zero Coupon, 6/01/32	5,485	4,091,975
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 7/01/33-7/01/34	8,200	9,489,494
State of California Series 2004 5.30%, 4/01/29	5	5,016
Series 2013 5.00%, 2/01/31	5,000	5,591,000
Series 2014 5.00%, 12/01/30	2,000	2,294,120
Series 2017 5.00%, 8/01/35	5,000	6,029,350
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 9/01/33-9/01/34	3,800	4,533,798
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 9/01/25	1,030	1,064,062
6.00%, 9/01/30	1,395	1,443,379
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016A 5.00%, 8/01/32-8/01/36	3,500	4,173,201
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 9/01/26-9/01/28	2,375	2,582,018
5.50%, 9/01/30-9/01/33	2,135	2,324,384
Tobacco Securitization Authority of Southern California 2.25%, 6/01/29	750	760,860
5.00%, 6/01/37-6/01/48	11,500	13,439,410
Turlock Irrigation District 5.00%, 1/01/38-1/01/41(f)	9,500	11,646,480

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tustin Community Facilities District No. 06-1 Series 2015A 5.00%, 9/01/32-9/01/35	$3,780	$4,423,341
Upland Unified School District Series 2011C Zero Coupon, 8/01/35	1,020	686,338
Walnut Energy Center Authority Series 2014 5.00%, 1/01/31-1/01/32	7,700	8,941,948
Washington Township Health Care District Series 2017B 5.00%, 7/01/32-7/01/33	3,500	4,146,455
West Contra Costa Healthcare District Series 2011 6.00%, 7/01/32 (Pre-refunded/ETM)	1,050	1,131,449

		802,898,138

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	1,710	1,965,885

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	1,605	1,800,377
Series 2015A 6.625%, 9/01/35	430	459,511

		2,259,888

District of Columbia – 0.1%
District of Columbia (Freedom Forum, Inc. (The)) NATL Series 2002A 4.64%, 8/01/37(g)	400	406,500

Florida – 1.2%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	285	311,192
Florida Development Finance Corp. 1.90%, 1/01/49 (Pre-refunded/ETM)	9,970	9,973,489

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	$1,325	$1,256,895

		11,541,576

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 1/01/37-1/01/59	1,390	1,609,535

Guam – 1.4%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	1,335	1,503,036
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	5,240	6,005,862
Territory of Guam 5.00%, 11/15/31	235	275,105
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/29-12/01/32	4,675	5,390,743

		13,174,746

Illinois – 0.3%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	2,000	2,327,320

Michigan – 0.0%
City of Detroit MI 5.00%, 4/01/36	305	342,704

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,700	1,823,250

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	1,000	1,123,770
NATL Series 2007V 5.25%, 7/01/35	100	107,054

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	$775	$866,349
AGC Series 2007C 5.50%, 7/01/31	140	160,562
AGC Series 2007N 5.25%, 7/01/34-7/01/36	2,090	2,349,505
NATL Series 2005L 5.25%, 7/01/35	130	138,678
NATL Series 2007N 5.25%, 7/01/32	165	176,814
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	2,110	2,160,113
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 7/01/25	335	370,832
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	847	626,373
Series 2019A 4.329%, 7/01/40	1,065	1,079,633
4.55%, 7/01/40	90	92,946
5.00%, 7/01/58	2,650	2,777,862

		12,030,491

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	1,010	1,042,461

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(a)	1,805	1,953,804

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$3,050	$3,152,114
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,525	1,531,802

		6,637,720

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 1/01/44-1/01/55(a)	640	695,186

Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/54	115	123,066

Total Long-Term Municipal Bonds (cost $807,058,384)		858,878,466

Short-Term Municipal Notes – 5.5%
California – 5.5%
City of Los Angeles CA 5.00%, 6/25/20 (cost $51,064,527)	50,000	51,113,000

Total Municipal Obligations (cost $858,122,911)		909,991,466

	Shares
SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(h)(i)(j) (cost $28,878,675)	28,878,675	28,878,675

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

U.S. $ Value

Total Investments – 101.0% (cost $887,001,586)	$938,870,141
Other assets less liabilities – (1.0)%	(9,605,180)

Net Assets – 100.0%	$929,264,961

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	41,660	6/17/24	1.760%	CPI#	Maturity	$(190,740)	$—	$(190,740)
USD	9,650	8/09/24	1.690%	CPI#	Maturity	(16,584)	—	(16,584)
USD	23,820	1/15/25	1.671%	CPI#	Maturity	18,344	—	18,344

						$(188,980)	$—	$(188,980)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	67,480	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$525,923	$—	$525,923
USD	31,820	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	21,158	—	21,158
USD	55,000	9/09/24	3 Month LIBOR	1.359%	Quarterly/ Semi-Annual	(690,235)	—	(690,235)
USD	14,930	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	(31,676)	—	(31,676)
USD	3,275	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	(71,591)	—	(71,591)

						$(246,421)	$—	$(246,421)

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	11,599	10/15/20	2.210%	CPI	#	Maturity	$(127,263)	$—	$(127,263)
Barclays Bank PLC	USD	22,651	9/20/20	2.263%	CPI	#	Maturity	(274,709)	—	(274,709)
Barclays Bank PLC	USD	22,959	10/15/20	2.208%	CPI	#	Maturity	(250,745)	—	(250,745)

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,700	10/17/20	2.220%	CPI	#	Maturity	$(185,768)	$—	$(185,768)
JPMorgan Chase Bank, NA	USD	20,343	8/30/20	2.210%	CPI	#	Maturity	(228,265)	—	(228,265)
JPMorgan Chase Bank, NA	USD	29,230	7/15/24	2.165%	CPI	#	Maturity	(505,574)	—	(505,574)

								$(1,572,324)	$—	$(1,572,324)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/29	1.120%	SIFMA	*	Quarterly	$164,878	$—	$164,878
Citibank, NA	USD	12,620	10/09/29	1.125%	SIFMA	*	Quarterly	158,396	—	158,396

								$323,274	$—	$323,274

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $97,668,925 or 10.5% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32	12/22/11	$2,745,000	$54,900	0.01%

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Inverse Floater Security.

(f)	When-Issued or delayed delivery security.

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2019 and the aggregate market value of this security amounted to $406,500 or 0.04% of net assets.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.1%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.8%
Long-Term Municipal Bonds – 99.8%
Alabama – 1.6%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/42	$18,565	$21,950,699
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016A 5.00%, 9/01/46	2,500	3,518,775
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	22,695	26,091,080

		51,560,554

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	515	577,691
Series 2015A 6.625%, 9/01/35	7,095	7,581,930

		8,159,621

Arizona – 1.2%
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 5/20/33	12,058	13,290,482
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/40	2,865	3,073,858
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 7/01/44	10,690	11,537,717
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(a)	2,170	2,469,460

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/47	$1,375	$1,526,937
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 5/01/25	1,780	1,941,357
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/42-12/01/46	3,000	3,193,980
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)	1,225	1,395,741

		38,429,532

California – 8.6%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities) Series 2011 6.125%, 7/01/41	2,400	2,555,952
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	5,000	5,885,650
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007T 5.00%, 3/15/39	14,035	20,241,979
Series 2016U 5.00%, 6/01/46	7,545	11,308,748
Series 2019V 5.00%, 5/01/49	12,500	19,010,375
California Municipal Finance Authority Series 2011B 7.75%, 4/01/31(a)	2,380	2,567,568
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 4/01/35	2,000	2,216,300
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 1/01/32(a)	1,000	1,050,980

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.875%, 1/01/42(a)	$3,500	$3,689,980
Series 2014 5.00%, 1/01/35	1,050	1,059,324
5.25%, 1/01/45	2,025	2,048,267
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) 5.00%, 12/31/47	3,000	3,497,190
Series 2018A 5.00%, 12/31/43	2,000	2,341,980
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 8/01/47	1,675	1,752,201
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 6/01/34	3,800	4,210,856
7.25%, 6/01/43	6,565	7,293,649
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 6/01/43	3,180	3,369,751
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(b)(c)(d)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/45(a)	11,865	12,619,614
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/40(a)	515	536,851
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/52(a)	2,045	2,158,559
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016A 5.00%, 7/01/46-7/01/51(a)	5,250	5,819,905
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/54(a)	1,165	1,244,465

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.125%, 7/01/44	$2,850	$3,143,522
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 8/01/34(a)	1,000	1,119,550
6.75%, 8/01/44(a)	6,180	6,925,679
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 6/01/47(b)(c)(d)	8,995	179,900
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 8/01/41	2,000	2,161,040
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/34	3,470	3,764,534
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/48(a)	6,080	7,037,174
Series 2016A 5.00%, 12/01/41-12/01/46(a)	10,185	11,372,200
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/41	3,890	4,284,485
California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 6/01/41	4,005	4,317,991
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 5.625%, 10/01/32	1,000	1,118,490
6.00%, 10/01/47	1,000	1,120,260

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/41	$4,500	$4,953,915
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	56,635	58,245,133
Norco Community Redevelopment Agency Successor Agency Series 2010 6.00%, 3/01/36	450	455,400
San Diego Unified School District/CA Series 2010C Zero Coupon, 7/01/46-7/01/47	18,750	8,746,729
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 1/15/44	5,600	6,337,744
Series 2014B 5.25%, 1/15/44	4,000	4,511,080
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/36	3,600	3,605,328
Tobacco Securitization Authority of Southern California Zero Coupon, 6/01/54	6,520	996,386
University of California Series 2016A 5.00%, 5/15/32(e)	10,000	11,255,500
University of California CA Revenues 5.00%, 5/15/33(e)	9,000	10,120,230
West Contra Costa Healthcare District Series 2011 6.25%, 7/01/42	5,900	6,375,835

		278,704,149

Colorado – 1.4%
Broadway Station Metropolitan District No. 3 5.00%, 12/01/39-12/01/49(f)	2,500	2,573,463
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/37(a)	5,730	6,081,535
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/43	1,250	1,344,913
Clear Creek Station Metropolitan District No. 2 Series 2017A 5.00%, 12/01/47	1,000	1,046,320

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/44	$890	$942,724
5.125%, 11/01/49	765	812,813
Colorado Health Facilities Authority Series 2012 5.00%, 12/01/42	2,690	2,944,635
Series 2013 5.25%, 1/01/40	5,795	6,492,660
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 8/01/38	735	804,061
5.00%, 8/01/44	5,455	6,440,173
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/45(a)	1,750	1,854,597
6.25%, 12/01/50(a)	1,000	1,063,520
Copper Ridge Metropolitan District 5.00%, 12/01/39	1,405	1,484,565
Copperleaf Metropolitan District No. 2 Series 2015 5.75%, 12/01/45	1,000	1,045,840
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	600	617,628
Fitzsimons Village Metropolitan District No. 1 Series 2010A 7.50%, 3/01/40	1,233	1,241,175
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/40(a)	1,000	1,045,800
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.75%, 12/01/45	1,610	1,680,566
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/47	2,000	2,065,940

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39	$2,545	$2,592,515

		44,175,443

Connecticut – 1.0%
State of Connecticut Series 2013E 5.00%, 8/15/31	7,850	8,740,190
Series 2016A 5.00%, 3/15/32	7,630	8,970,286
Series 2017A 5.00%, 4/15/32-4/15/35	8,150	9,762,587
Series 2018A 5.00%, 4/15/37	3,885	4,694,284
Series 2018E 5.00%, 9/15/37	1,000	1,215,720

		33,383,067

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	575	604,940

District of Columbia – 1.0%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 7/01/36	3,000	3,234,660
District of Columbia (District of Columbia Pers Income Tax) Series 2019A 3.00%, 3/01/38(f)	8,215	8,406,902
District of Columbia (Freedom Forum, Inc. (The)) NATL 4.64%, 8/01/38(g)	4,325	4,325,000
4.70%, 8/01/38(g)	25	25,000
NATL Series 2002B 4.70%, 8/01/37(g)	650	660,563
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 6/01/42	2,660	2,825,479
Series 2016A 5.00%, 6/01/41-6/01/46	3,705	4,173,879

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 7/01/42-7/01/48	$6,800	$7,893,612

		31,545,095

Florida – 4.5%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/42-10/01/46	4,065	4,571,682
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/44	4,000	4,483,960
Bexley Community Development District Series 2016 4.875%, 5/01/47	2,090	2,170,883
Cape Coral Health Facilities Authority (Gulf Care, Inc.) Series 2015 6.00%, 7/01/50(a)	1,550	1,683,378
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 7/01/46(a)	1,500	1,594,155
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	5,230	5,710,637
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 9/01/37-9/01/42	1,500	1,594,110
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 8/15/35	8,000	9,642,960
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/44	6,830	7,610,942

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 4/01/39-4/01/51(a)	$2,470	$2,729,594
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	18,130	17,198,118
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 3/01/44-3/01/49	2,240	2,633,213
Martin County Health Facilities Authority Series 2012 5.50%, 11/15/32-11/15/42	9,050	9,792,281
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/25(a)	6,710	6,786,024
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/29	4,365	4,774,306
Series 2014 5.00%, 11/15/39-11/15/44	14,850	16,493,317
North Broward Hospital District Series 2017B 5.00%, 1/01/37-1/01/48	25,135	28,452,944
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 1/01/47-1/01/52	6,950	7,592,959
Town of Davie FL (Nova Southeastern University, Inc.) Series 2013A 6.00%, 4/01/42	9,050	10,145,955

		145,661,418

Georgia – 0.6%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 8/01/47	2,650	3,055,635
Municipal Electric Authority of Georgia 5.00%, 1/01/38-1/01/59	9,945	11,440,787

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	$5,000	$5,596,200

		20,092,622

Guam – 0.1%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/40	910	932,095
Territory of Guam 5.00%, 11/15/31	1,020	1,194,073

		2,126,168

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 2/01/36	4,000	4,220,440

Illinois – 13.2%
Chicago Board of Education Series 2011A 5.25%, 12/01/41	5,000	5,219,000
Series 2015C 5.25%, 12/01/35-12/01/39	15,500	17,067,237
Series 2016A 7.00%, 12/01/44	3,095	3,759,837
Series 2017A 7.00%, 12/01/46(a)	4,975	6,331,384
Series 2017B 6.75%, 12/01/30(a)	11,365	14,604,480
7.00%, 12/01/42(a)	2,400	3,070,176
Series 2017C 5.00%, 12/01/34	5,055	5,772,860
Series 2017G 5.00%, 12/01/44	8,150	9,108,277
Series 2018A 5.00%, 12/01/28-12/01/33	11,150	12,986,298
Series 2018C 5.00%, 12/01/26	4,900	5,617,948
Series 2019A 5.00%, 12/01/29-12/01/30	3,255	3,853,860
Series 2019B 5.00%, 12/01/30-12/01/33	1,775	2,086,527

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport Series 2017D 5.25%, 1/01/36	$5,000	$6,092,650
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.75%, 1/01/43	2,055	2,295,887
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011 5.25%, 12/01/31	5,000	5,317,500
Series 2014 5.25%, 12/01/49	8,000	8,947,440
City of Chicago IL Series 2012A 5.00%, 1/01/34	695	728,548
Series 2014A 5.00%, 1/01/23-1/01/36	2,485	2,685,577
Series 20152 5.00%, 1/01/25	400	447,804
Series 2015A 5.50%, 1/01/33	1,000	1,134,880
Series 2016C 5.00%, 1/01/38	590	648,947
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/52(h)	7,950	6,826,029
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 2/15/32(i)	5,145	6,211,044
5.00%, 2/15/34	3,000	3,588,420
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 2/15/47-2/15/50	2,790	3,127,127
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/36	4,695	4,708,569
Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/48	1,300	1,392,404

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.625%, 5/15/42	$7,525	$7,848,575
5.75%, 5/15/46	4,740	4,956,428
Illinois Finance Authority (Lutheran Life Communities Obligated Group) 5.00%, 11/01/40-11/01/49(f)	2,100	2,225,127
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/40-12/01/46	16,000	18,252,510
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 5/15/48	4,344	3,783,493
6.44%, 5/15/55	8,560	7,456,180
Series 2016C 2.00%, 5/15/55(b)(c)(h)	2,277	68,629
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 5/15/43	7,500	8,112,225
Series 2015 5.25%, 5/15/50	2,300	2,447,591
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 8/01/49	1,075	1,216,051
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 8/15/44	4,500	5,020,875
Illinois State Toll Highway Authority Series 2015B 5.00%, 1/01/36-1/01/40	22,300	25,729,948
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/41-12/15/51	49,175	18,631,329
Series 2012B 4.25%, 6/15/42	1,000	1,014,670
Series 2017A 5.00%, 6/15/57	12,475	13,793,857

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017B Zero Coupon, 12/15/54	$8,000	$2,067,520
State of Illinois Series 2014 5.00%, 5/01/29-5/01/36	30,065	32,753,631
Series 2016 5.00%, 2/01/25-11/01/35	43,000	48,707,080
Series 2017A 5.00%, 12/01/34	6,800	7,708,412
Series 2017D 5.00%, 11/01/24-11/01/28	22,035	25,123,426
Series 2018A 5.00%, 10/01/28-5/01/30	10,520	12,192,599
Series 2018B 5.00%, 10/01/24	5,000	5,587,700
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 3/01/33	9,855	10,020,170
Series 2016B 7.00%, 3/01/33	4,291	4,357,854
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 3/01/25	2,635	2,733,470
5.00%, 3/01/36	8,969	9,484,628
Series 2015B 6.00%, 3/01/36	2,854	3,082,206

		428,006,894

Indiana – 1.9%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 8/15/51	3,715	4,242,456
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 8/15/40-8/15/45	8,010	8,215,288
Indiana Finance Authority (Marquette Manor LLC) Series 2012 4.75%, 3/01/32	5,535	5,760,883

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 3/01/39	$2,675	$2,914,091
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 7/01/44-7/01/48	22,595	24,512,444
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(a)	15,145	15,275,853
Town of Chesterton IN (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)	2,000	2,143,060

		63,064,075

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/50	6,060	6,557,162
Xenia Rural Water District Series 2016 5.00%, 12/01/41	4,000	4,542,760

		11,099,922

Kansas – 0.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 7/01/43	7,500	8,853,150
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 3/01/44-3/01/49	1,515	1,789,253

		10,642,403

Kentucky – 2.0%
Kentucky Economic Development Finance Authority Series 2013 5.375%, 1/01/40	3,250	3,648,255
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 8/15/41-8/15/46	9,720	11,210,800

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44-8/01/49	$11,880	$14,012,237
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/45	5,000	5,828,550
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/42	7,765	8,114,114
5.50%, 11/15/45	2,350	2,461,108
Series 2016A 5.00%, 5/15/46-5/15/51	8,000	8,302,345
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/37	4,045	4,630,959
5.25%, 6/01/41	3,650	4,229,291
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/50	2,650	2,831,128

		65,268,787

Louisiana – 1.4%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 7/01/41(d)	5,775	5,894,542
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	7,625	8,546,634
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/41	5,000	5,867,500

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority Series 2016 5.00%, 5/15/47	$25	$30,343
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 7/01/39(c)(d)	7,250	72
Series 2014A 8.375%, 7/01/39(c)(d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 7/01/51	10,000	11,387,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2017 5.00%, 5/15/42	5,000	5,764,800
New Orleans Aviation Board Series 2017B 5.00%, 1/01/48	2,350	2,689,340
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/37	4,600	5,028,444

		45,208,845

Maine – 0.8%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 1/01/25(a)	7,270	8,199,179
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 7/01/36-7/01/41	8,440	9,025,841
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/39	8,100	9,056,934

		26,281,954

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 7/01/34	$1,500	$1,676,130
6.125%, 7/01/39	750	834,930
6.25%, 7/01/44	2,000	2,227,140
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 9/01/37-9/01/45(a)	2,885	3,231,544
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 7/01/40-7/01/45	5,275	6,014,823
State of Maryland Series 2019A 2.00%, 8/01/32	2,360	2,273,412

		16,257,979

Massachusetts – 3.1%
Massachusetts Development Finance Agency Series 2013A 6.25%, 11/15/33(a)	2,000	2,391,060
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 1/01/47	16,595	18,929,087
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/34-10/01/43	5,500	6,326,865
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/34-7/01/47	5,080	5,685,200
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	5,000	5,341,000
Series 2014 5.125%, 7/01/44	1,000	1,095,320
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/37(a)	1,000	1,106,180

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 7/01/36-7/01/44	$10,430	$12,332,674
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/22(j)	12,175	10,793,624
Series 2017A 7.75%, 12/01/44(a)	5,235	5,166,736
Massachusetts Port Authority Series 2019A 5.00%, 7/01/36-7/01/38	16,600	20,497,639
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B 5.00%, 8/15/30(e)	10,000	10,978,700

		100,644,085

Michigan – 2.9%
City of Detroit MI 5.00%, 4/01/37	1,700	1,904,714
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2011C 5.00%, 7/01/41	1,425	1,489,168
Detroit City School District Series 2012A 5.00%, 5/01/30-5/01/31	4,015	4,330,731
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/47-11/01/52	2,245	2,385,499
Great Lakes Water Authority Water Supply System Revenue Series 2016B 5.00%, 7/01/46	10,000	11,628,700
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014C-2 5.00%, 7/01/44	2,000	2,136,620

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014C-6 5.00%, 7/01/33	$2,750	$3,128,950
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 7/01/30	1,000	1,150,900
Series 2014D4 5.00%, 7/01/29	1,400	1,616,006
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/39-7/01/44	14,780	16,301,211
Michigan Finance Authority (Trinity Health Corp.) Series 20162 5.00%, 12/01/45	3,000	3,469,770
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 7/01/51(a)	580	608,785
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 7.00%, 12/01/30(a)	9,140	10,311,931
Series 2014 7.50%, 12/01/25(a)	5,025	5,662,421
Series 2016 7.50%, 12/01/25(a)	2,890	3,296,623
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2007A 6.00%, 6/01/48	23,470	23,597,677
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group) Series 2016A 5.00%, 7/01/46(a)	1,895	1,994,639

		95,014,345

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The)) Series 2018 5.00%, 6/01/48-6/01/53	$2,850	$2,992,253
5.25%, 6/01/58	1,175	1,242,527

		4,234,780

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 9/01/36-9/01/46	8,310	9,467,392
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 1/01/36-1/01/37	1,180	1,313,216
5.00%, 1/01/35	750	926,378

		11,706,986

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 3/01/36	1,900	2,173,980
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,520	1,530,199
Series 2011 6.00%, 2/01/41	1,750	1,831,357
Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO) Series 2018A 5.00%, 11/15/43	1,250	1,479,850
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019A 5.25%, 12/01/48(a)	5,000	5,232,050

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority 5.00%, 7/01/40(a)	$1,980	$2,009,047
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/51(j)	2,885	2,497,660
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/36-8/15/51	10,000	10,777,246

		27,531,389

Nebraska – 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 9/01/37	1,500	1,634,550
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 5/15/44	4,015	4,416,620

		6,051,170

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)	8,000	1,153,040
Las Vegas Redevelopment Agency Series 2016 5.00%, 6/15/45	3,000	3,381,180
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 2/15/38(a)	1,635	1,877,438

		6,411,658

New Hampshire – 0.9%
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC) Zero Coupon, 6/01/49(a)(f)	6,400	6,418,880
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group) Series 2017 5.00%, 10/01/47	10,000	11,721,200

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 1/01/42	$4,585	$4,868,445
Series 2016 5.00%, 1/01/46	4,285	4,858,333

		27,866,858

New Jersey – 7.5%
City of Bayonne NJ BAM Series 2016 5.00%, 7/01/39	2,500	2,900,200
City of Ocean City NJ 2.25%, 9/15/32	3,805	3,664,329
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 6/15/29	5,900	6,596,377
Series 2014U 5.00%, 6/15/40	3,500	3,843,035
Series 2015W 5.25%, 6/15/40	5,000	5,654,250
Series 2017B 5.00%, 11/01/26	10,000	11,806,200
Series 2017D 5.00%, 6/15/42	5,000	5,594,700
Series 2018A 5.00%, 6/15/47	5,000	5,600,050
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 1/01/34	9,780	10,970,813
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/37-10/01/47	10,750	12,294,358
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 6/15/43	7,515	7,989,647
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	4,140	4,512,724

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2000B 5.625%, 11/15/30	$4,525	$5,180,944
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	5,240	5,343,123
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	22,140	25,969,523
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 6/15/46	2,190	2,483,307
Series 2013A 5.00%, 6/15/36	5,000	5,447,150
Series 2015A 5.00%, 6/15/45	1,000	1,101,570
Series 2018A 5.00%, 12/15/33-12/15/35	21,245	24,759,077
Series 2019B 4.00%, 6/15/36-6/15/37	2,985	3,173,043
New Jersey Turnpike Authority Series 2015E 5.00%, 1/01/45	18,000	20,570,940
South Jersey Transportation Authority Series 2014A 5.00%, 11/01/39	7,765	8,691,520
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 6/01/46	52,440	57,897,955

		242,044,835

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 7/01/42	8,155	8,811,396
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 7/01/39-7/01/49	4,380	4,929,651

		13,741,047

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 5.5%
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/39	$6,950	$7,345,733
5.50%, 11/01/44	2,875	3,086,657
City of Newburgh NY Series 2012A 5.25%, 6/15/27	1,010	1,098,486
5.625%, 6/15/34	1,235	1,338,481
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 1/01/22(d)	5,000	4,972,050
Metropolitan Transportation Authority Series 2015A 5.00%, 11/15/45	4,830	5,483,161
Series 2016A 5.00%, 11/15/32	1,295	1,530,819
Series 2016B 5.00%, 11/15/37	13,265	15,613,834
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 1/01/23	867	867,591
6.50%, 1/01/32	1,399	1,409,772
6.70%, 1/01/49	5,995	5,912,536
Series 2014B 5.50%, 7/01/20	208	207,868
Series 2014C 2.00%, 1/01/49(b)(c)(h)	1,933	314,114
New York City Municipal Water Finance Authority Series 2013D 5.00%, 6/15/34(e)	10,000	11,190,600
New York City NY Transitional 5.00%, 11/01/28-2/01/32(e)	18,640	20,626,621
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 3/15/44	1,900	2,037,066
New York NY GO Series 2013A-1 5.00%, 10/01/28(e)	9,500	10,469,665

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) 5.00%, 10/01/45	$1,000	$1,521,050
Series 2018A 5.00%, 10/01/48(i)	4,970	7,712,595
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	17,110	18,962,329
5.25%, 1/01/50	8,000	8,901,840
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46	6,185	6,398,135
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/42	2,285	2,385,403
Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/28	7,425	8,246,576
5.00%, 11/15/29(e)	3,750	4,163,775
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 9/15/37	4,270	4,360,780
5.25%, 9/15/42-9/15/53	11,510	11,772,002
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	10,000	11,229,200

		179,158,739

North Carolina – 0.5%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/47	1,000	1,138,640
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	1,625	1,731,584
North Carolina Medical Care Commission (Sharon Towers) 5.00%, 7/01/44-7/01/49(f)	2,485	2,799,188

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 9/01/41-9/01/46	$2,250	$2,413,875
State of North Carolina Series 2019B 2.00%, 6/01/32	6,955	6,760,051

		14,843,338

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2018 5.375%, 9/15/38(a)	3,650	3,538,347
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 6/01/43	5,000	5,659,300

		9,197,647

Ohio – 4.6%
Buckeye Tobacco Settlement Financing Authority Zero Coupon, 6/01/52	146,935	6,360,816
Series 2007A-2 5.875%, 6/01/47	43,190	43,411,997
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/42	1,465	1,732,289
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 2/15/52	2,500	2,788,675
Series 2017 5.00%, 2/15/42	26,100	29,453,067
5.25%, 2/15/47	7,575	8,672,996
County of Franklin/OH (First Community Village Obligated Group) 5.00%, 7/01/49	2,900	2,903,393
Series 2013 5.625%, 7/01/47	11,835	12,082,588
County of Hamilton/OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,000	1,064,420

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)	$2,135	$2,385,670
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.125%, 1/15/50	1,560	1,592,885
Series 20151 7.00%, 1/15/40	5,265	5,372,933
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009C 5.625%, 6/01/19(b)(k)	8,065	8,548,900
Series 2009D 4.25%, 8/01/29	12,525	13,433,062
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	2,730	2,927,925
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 1/15/38(a)	1,540	1,659,304
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 1/15/48(a)	2,625	2,834,029
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,510	1,619,475
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)	1,000	1,071,530

		149,915,954

Oklahoma – 1.0%
Comanche County Memorial Hospital 5.00%, 7/01/22	500	531,690
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 9/01/38-9/01/39(f)	3,545	3,560,318

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 8/01/44-8/01/49(f)	$9,045	$10,147,550
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 8/15/57	11,290	13,420,987
Tulsa Airports Improvement Trust (American Airlines, Inc.) Series 2013A 5.50%, 6/01/35	3,875	4,218,364

		31,878,909

Oregon – 0.6%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/44	2,750	2,991,560
5.50%, 10/01/49	5,650	6,158,105
Oregon St. Dept of Transportation Series 2013A 5.00%, 11/15/29-11/15/30(e)	10,000	11,499,200

		20,648,865

Pennsylvania – 3.5%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(a)	3,070	3,436,251
Series 2018 5.00%, 5/01/42(a)	2,325	2,625,925
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 7/01/37-7/01/38	2,290	2,534,031
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46-6/01/51	11,665	13,295,749
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 1/01/45(f)	1,185	1,286,424
Series 2010 6.125%, 1/01/45	4,170	4,186,555
Series 2012 5.25%, 1/01/32-1/01/41	3,720	3,851,647

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/38	$4,475	$4,491,468
4.00%, 11/01/36	865	973,350
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 7/01/32	1,000	1,166,910
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 7/01/45	18,125	19,628,650
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 3/01/42	2,135	2,231,651
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 8/01/39(a)	1,640	1,639,951
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/41	3,620	3,883,681
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34-12/31/38	11,930	13,661,089
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2017 5.00%, 5/01/41	1,000	1,177,040
Pennsylvania Turnpike Commission Series 2017B 5.00%, 6/01/36	2,010	2,397,488
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/49	765	840,789

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	$1,300	$1,368,393
6.50%, 6/01/45	2,390	2,525,154
6.625%, 6/01/50	3,870	4,102,200
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 1/01/51-1/01/57(a)	12,395	12,712,154
Series 2016B 6.08%, 1/01/26(a)	840	834,187
Series 2016C Zero Coupon, 1/01/36(a)	3,010	1,289,996
Series 2016D Zero Coupon, 1/01/57(a)	60,775	5,823,460

		111,964,193

Puerto Rico – 7.4%
Commonwealth of Puerto Rico Series 2006A 5.25%, 7/01/23	1,440	1,101,600
Series 2006B 5.25%, 7/01/32(b)(c)	740	566,100
Series 2008A 5.00%, 7/01/23	1,335	997,912
Series 2011A 5.75%, 7/01/24(b)(c)	3,440	2,476,800
Series 2012A 5.50%, 7/01/39(b)(c)	7,775	5,209,250
Series 2014A 8.00%, 7/01/35(b)(c)	17,295	10,679,662
AGC Series 2001A 5.50%, 7/01/29	745	846,074
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 8/20/40	5,951	4,599,910
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 7/01/38-7/01/44	4,725	4,784,063
6.125%, 7/01/24	3,990	4,309,200
Series 2012A 4.25%, 7/01/25	3,795	3,870,900
5.00%, 7/01/22-7/01/33	5,650	5,901,181

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.125%, 7/01/37	$810	$843,412
5.25%, 7/01/29-7/01/42	8,375	8,763,531
5.50%, 7/01/28	2,885	3,054,494
5.75%, 7/01/37	2,095	2,233,878
6.00%, 7/01/47	2,035	2,164,731
Puerto Rico Electric Power Authority Series 2007T 5.00%, 7/01/32	7,425	5,680,125
5.00%, 7/01/37(b)(c)	10,045	7,684,425
Series 2010A 5.25%, 7/01/30	390	298,350
Series 2010C 5.00%, 7/01/21(b)(c)	1,530	1,170,450
5.25%, 7/01/27	2,000	1,530,000
Series 2010D 5.00%, 7/01/20-7/01/22	2,270	1,736,550
5.00%, 7/01/21(b)(c)	920	703,800
Series 2010X 5.25%, 7/01/27-7/01/40	7,020	5,370,300
Series 2010Z 5.25%, 7/01/19-7/01/24	4,850	3,669,519
Series 2012A 5.00%, 7/01/29	3,345	2,558,925
5.00%, 7/01/42(b)(c)	200	153,000
AGM Series 2007V 5.25%, 7/01/31	14,090	15,833,919
NATL Series 2007V 5.25%, 7/01/29-7/01/35	405	434,627
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	4,260	4,762,126
AGC Series 2007C 5.50%, 7/01/31	655	751,200
AGC Series 2007N 5.25%, 7/01/36	3,560	3,998,450
NATL Series 2005L 5.25%, 7/01/35	190	202,683
NATL Series 2007N 5.25%, 7/01/32	835	894,786
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	16,195	16,579,631

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 4/01/42	$1,665	$1,681,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/24-7/01/46	43,220	12,422,069
Series 2019A 4.329%, 7/01/40	20,870	21,156,754
4.55%, 7/01/40	2,637	2,723,309
5.00%, 7/01/58	63,813	66,891,977

		241,291,323

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 5/15/31-5/15/34	6,285	7,310,335

South Carolina – 1.1%
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/43	1,480	1,647,876
Series 2013B 5.125%, 12/01/43	1,120	1,247,042
Series 2014A 5.00%, 12/01/49	14,225	15,798,569
Series 2014C 5.00%, 12/01/46	5,445	6,119,799
Series 2015A 5.00%, 12/01/50	8,775	9,909,432

		34,722,718

South Dakota – 0.7%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group) Series 2017 5.00%, 7/01/46	20,200	23,596,226

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)	$15,000	$15,388,350
Chattanooga Health Educational & Housing Facility Board Series 2013 5.25%, 1/01/45	4,850	5,433,891
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 8/01/37	415	455,803
5.00%, 8/01/44-8/01/49	590	695,216
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 8/15/42	2,455	2,637,578
Memphis-Shelby County Industrial Development Board (Graceland, Inc.) Series 2017A 5.50%, 7/01/37	500	554,800
5.625%, 1/01/46	1,000	1,104,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)	4,465	4,989,236
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2012 5.00%, 12/01/32	2,200	2,305,798
5.25%, 12/01/42	5,700	5,969,667
5.375%, 12/01/47	1,700	1,785,425
Series 2014 5.25%, 12/01/44-12/01/49	4,325	4,638,851

		45,959,215

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 8.1%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/46	$2,175	$2,416,425
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/40	1,500	1,611,165
5.25%, 12/01/35	1,200	1,339,560
Central Texas Regional Mobility Authority Series 2015A 5.00%, 1/01/35-1/01/45	26,515	30,295,513
Series 2016 5.00%, 1/01/40	5,995	6,917,630
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/40	4,715	5,312,060
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 7/01/29	12,845	14,314,211
Series 2015B 5.00%, 7/15/30-7/15/35	4,655	5,209,602
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 8/15/42	2,470	2,624,573
Series 2013 6.00%, 8/15/43	1,000	1,130,890
Dallas County Flood Control District No. 1 Series 2015 5.00%, 4/01/32(a)	2,000	2,119,740
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 9/01/44	6,300	6,904,863
El Paso County Hospital District Series 2017 5.00%, 8/15/33	3,940	4,530,606
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/33-10/15/44	16,315	18,597,236
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 8/15/35	1,800	2,050,200

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) 7.25%, 12/01/53	$5,195	$5,493,401
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 1/01/37-1/01/42	9,770	10,602,343
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) 5.00%, 1/01/55(f)	2,200	2,302,850
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/40	1,000	1,109,840
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	15,170	17,099,776
North Texas Education Finance Corp. Series 2012A 5.125%, 12/01/42	9,860	10,797,982
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	2,000	2,228,920
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/44	2,000	2,363,260
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 1/01/41	4,360	4,509,548
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 7/01/38(b)(c)(d)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22(b)(c)(h)	4,000	2,800,000
Series 2014 5.625%, 11/15/41(b)(c)(h)	3,250	2,275,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015I 5.50%, 11/15/45(b)(c)(h)	$1,880	$1,316,000
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group) Series 2017A 6.375%, 2/15/48-2/15/52	9,325	10,315,221
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(h)	2,000	1,900,000
8.25%, 11/15/44(h)	10,700	10,165,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44-10/01/49	3,960	4,275,481
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 6/30/58	19,195	22,285,779
Texas Water Development Board (Texas Water Development Board SRF) Series 2018 5.00%, 4/15/49	29,160	35,675,802
Travis County Health Facilities Development Corp. Series 2012A 7.125%, 1/01/46	860	914,490
Uptown Development Authority Series 2017A 5.00%, 9/01/40	1,985	2,236,579
Viridian Municipal Management District Series 2011 9.00%, 12/01/37	3,000	3,443,040

		260,914,586

Utah – 0.3%
Timber Lakes Water Special Service District 8.125%, 6/15/31	3,145	3,458,110
Utah Charter School Finance Authority (North Star Academy) Series 2010A 7.00%, 7/15/45	1,840	1,878,566

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology) Series 2012 6.30%, 7/15/32	$850	$908,225
6.55%, 7/15/42	1,890	2,021,506

		8,266,407

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 5/01/33	3,100	3,232,029

Virginia – 2.7%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	1,750	2,021,162
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	470	482,032
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/42-12/01/47	6,520	7,038,059
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017A 5.00%, 1/01/42-1/01/48	1,940	2,089,622
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	2,915	3,055,824
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)	1,300	1,369,030
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	30,935	31,018,834
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/35-7/01/45(a)	4,310	4,624,535

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015B 5.00%, 7/01/45(a)	$4,000	$4,274,360
Virginia College Building Authority (Virginia Lease 21st Century College Prog) Series 2016A 5.00%, 2/01/28(e)	9,200	10,308,508
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	6,240	6,779,822
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/49	11,275	12,890,820

		85,952,608

Washington – 2.6%
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/38	5,700	6,016,863
State of Washington 5.00%, 6/01/35-6/01/41(f)	7,880	9,492,995
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2013A 5.25%, 1/01/40	3,355	3,697,445
Series 2019A 5.00%, 8/01/44	4,485	5,294,991
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017B 5.00%, 7/01/33	2,835	3,443,675
Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group) Series 2012A 5.00%, 10/01/42	4,200	4,565,106
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 8/15/36-8/15/37	9,800	11,266,094
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/46	3,250	3,454,457

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47(a)	$18,350	$19,659,823
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/36-1/01/46(a)	6,625	7,343,055
Series 2019A 5.00%, 1/01/44-1/01/49(a)	715	780,841
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 1/01/48	5,315	5,572,459
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 1/01/44(a)	4,185	4,768,807

		85,356,611

West Virginia – 0.5%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	4,580	4,628,273
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) 5.00%, 9/01/38-9/01/39	2,900	3,507,617
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2013A 5.50%, 6/01/44	7,050	7,833,396

		15,969,286

Wisconsin – 1.3%
University of Wisconsin Hospitals & Clinics Series 2013A 5.00%, 4/01/38	6,485	7,104,966

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/46-11/01/54	$2,080	$2,234,162
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 6/01/48(a)	8,770	9,350,048
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/30	5,090	5,547,591
Series 2016D 4.05%, 11/01/30	1,780	1,914,052
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 5/01/47	1,000	1,115,300
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)	7,915	8,235,162
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/44(a)	1,100	1,198,010
6.00%, 11/15/49(a)	1,500	1,646,895
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,740	1,933,818
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 9/01/38(a)	1,725	1,849,597

		42,129,601

Total Municipal Obligations (cost $3,046,135,884)		3,232,049,651

CORPORATES – NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Insurance – 0.2%
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(a)(l) (cost $7,286,123)	7,255	6,015,919

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(m)(n)(o) (cost $50,711,558)	50,711,558	$50,711,558

	Principal Amount (000)
Corporates – Non-Investment Grade – 0.0%
Industrial – 0.0%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20(j)(p)(q) (cost $596,805)	$597	596,805

Total Short-Term Investments (cost $51,308,363)		51,308,363

Total Investments – 101.6% (cost $3,104,730,370)		3,289,373,933
Other assets less liabilities – (1.6)%		(50,538,623)

Net Assets – 100.0%		$3,238,835,310

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)%	Quarterly	3.25%	USD	6,500	$(564,182)	$(426,701)	$(137,481)

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	94,740	1/15/25	1.671%	CPI#	Maturity	$72,961	$—	$72,961
USD	26,800	8/09/24	1.690%	CPI#	Maturity	(46,055)	—	(46,055)
USD	197,430	6/17/24	1.760%	CPI#	Maturity	(903,931)	—	(903,931)

						$(877,025)	$—	$(877,025)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	70,000	10/05/23	3 Month LIBOR	3.126%	Quarterly/ Semi-Annual	$4,143,911	$—	$4,143,911
USD	59,390	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	(126,006)	—	(126,006)
USD	50,000	3/07/29	3 Month LIBOR	2.756%	Quarterly/ Semi-Annual	4,684,263	—	4,684,263
USD	163,290	10/09/38	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	38,695,143	—	38,695,143
USD	46,290	9/21/43	2.696%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,521,677)	—	(7,521,677)

						$39,875,634	$—	$39,875,634

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.54%	USD	2,483	$(155,436)	$(320,207)	$164,771
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	729	(45,574)	(91,786)	46,212
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	510	(31,883)	(64,463)	32,580
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	375	(23,475)	(37,485)	14,010
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	10,000	(626,000)	(971,262)	345,262
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	5,054	(316,380)	(627,890)	311,510

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.54%	USD	3,850	$(241,010)	$(378,880)	$137,870
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	2,558	(159,918)	(258,370)	98,452
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	165	(10,329)	(20,636)	10,307
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	206	(12,895)	(20,781)	7,886
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	3,100	(193,802)	(376,624)	182,822
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	2,500	(156,500)	(232,777)	76,277
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	8,351	(522,077)	(1,211,612)	689,535
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	3,336	(208,833)	(318,654)	109,821
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	958	(59,971)	(123,027)	63,056
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	15,000	(938,999)	(1,404,423)	465,424

						$(3,703,082)	$(6,458,877)	$2,755,795

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	56,656	10/15/20	2.210%	CPI#	Maturity	$(621,621)	$—	$(621,621)
Barclays Bank PLC	USD	110,634	9/20/20	2.263%	CPI#	Maturity	(1,341,759)	—	(1,341,759)
Barclays Bank PLC	USD	115,781	10/15/20	2.208%	CPI#	Maturity	(1,264,493)	—	(1,264,493)
Citibank, NA	USD	84,220	10/17/20	2.220%	CPI#	Maturity	(936,850)	—	(936,850)
JPMorgan Chase Bank, NA	USD	99,053	8/30/20	2.210%	CPI#	Maturity	(1,111,457)	—	(1,111,457)
JPMorgan Chase Bank, NA	USD	163,740	7/15/24	2.165%	CPI#	Maturity	(2,832,116)	—	(2,832,116)

							$(8,108,296)	$—	$(8,108,296)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/29	1.120%	SIFMA*	Quarterly	$280,764	$—	$280,764
Citibank, NA	USD	21,490	10/09/29	1.125%	SIFMA*	Quarterly	269,725	—	269,725

							$550,489	$—	$550,489

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $365,972,573 or 11.3% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32	12/22/11	$ 3,795,000	$ 75,900	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 06/01/47	9/07/12	$5,535,430	$179,900	0.01%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/22	7/10/15	5,000,000	4,972,050	0.15%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/41	9/04/14	5,939,005	5,894,542	0.18%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/39	11/22/13	5,203,615	72	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 07/01/39	7/31/14	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/38	8/31/12	5,720,000	1,430,000	0.04%

(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(f)	When-Issued or delayed delivery security.

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2019 and the aggregate market value of these securities amounted to $5,010,563 or 0.15% of net assets.

(h)	Illiquid security.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/51	9/12/17	$ 2,885,000	$ 2,497,660	0.08%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/22	12/07/17	$10,770,075	$10,793,624	0.33%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	1/12/18	204,765	204,765	0.01%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	11/30/18	136,216	136,216	0.00%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	4/24/17	83,920	83,920	0.00%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	6/15/16	79,857	79,857	0.00%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	11/17/17	51,235	51,235	0.00%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018 8.00%, 6/30/20	7/13/17	40,812	40,812	0.00%

(k)	Defaulted matured security.

(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2019.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(q)	Fair valued by the Adviser.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

GO – General Obligation

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 88.8%
Alabama – 1.8%
County of Jefferson AL Series 2017 5.00%, 9/15/33	$1,000	$1,197,690
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 2/01/36	2,500	2,852,550
Jefferson County Board of Education/AL Series 2018 5.00%, 2/01/42	3,010	3,564,562
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 5/01/32(a)	2,125	2,327,980
5.25%, 5/01/44(a)	2,680	3,081,035
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,418,800
Series 2015A 5.00%, 1/01/33 (Pre-refunded/ETM)	2,115	2,506,317
5.00%, 1/01/34 (Pre-refunded/ETM)	2,275	2,695,921

		28,644,855

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	1,490	1,671,377
Series 2015A 6.625%, 9/01/35	325	347,305

		2,018,682

Arizona – 3.2%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/33-12/01/34	12,615	14,459,027
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 5/20/33	5,957	6,565,443

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Special Health Care District Series 2018C 5.00%, 7/01/34-7/01/36	$14,800	$18,198,166
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/23	3,685	4,171,825
State of Arizona Lottery Revenue 5.00%, 7/01/29	5,000	6,509,350
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.00%, 10/01/37(a)	1,200	1,378,980

		51,282,791

California – 9.2%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	10,550	12,418,721
Bay Area Toll Authority Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,307,598
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/45	4,000	4,601,240
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 5/15/35-5/15/41	6,380	7,813,431
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(a)	5,795	6,195,087
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 6/01/41(a)	3,090	3,442,785
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	80	80,273
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/48(a)	785	908,583

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016A 5.00%, 12/01/41(a)	$1,400	$1,567,902
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 6/01/33	9,310	10,506,800
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	8,750	8,998,762
Los Angeles Department of Water Series 2013A 5.00%, 7/01/31	9,115	10,174,254
Series 2013B 5.00%, 7/01/32	1,900	2,152,586
Los Angeles Department of Water & Power Power System Revenue Series 2013B 5.00%, 7/01/29-7/01/30	15,630	17,747,877
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 9/01/31	11,910	8,584,728
Morongo Band of Mission Indians (The) Series 2018A 5.00%, 10/01/42(a)	4,500	5,163,210
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 8/01/23 (Pre-refunded/ETM)	820	897,515
Port of Los Angeles Series 2014A 5.00%, 8/01/34	5,790	6,625,960
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/32-10/01/35	9,215	11,172,490
State of California Series 2013 5.00%, 11/01/29	8,000	9,159,920
Series 2017 5.00%, 8/01/35	2,000	2,411,740
Series 2018 5.00%, 10/01/47	6,000	7,049,460
University of California Series 2013A 5.00%, 5/15/30 (Pre-refunded/ETM)	1,480	1,678,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 5/15/30	$1,720	$1,942,792

		147,601,812

Colorado – 1.1%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44	2,585	3,051,851
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	2,900	2,985,202
5.375%, 9/01/26	3,600	3,706,344
Park Creek Metropolitan District Series 2015A 5.00%, 12/01/34	1,300	1,510,470
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	2,400	2,454,744
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.50%, 12/01/35	1,500	1,567,095
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/38	1,000	1,044,260
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39	1,945	1,981,313

		18,301,279

Connecticut – 1.7%
State of Connecticut Series 2015B 5.00%, 6/15/32	2,350	2,714,791
Series 2015F 5.00%, 11/15/30-11/15/31	4,500	5,259,605
State of Connecticut Clean Water Fund – State Revolving Fund Series 2019A 5.00%, 2/01/39	10,000	12,523,700
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/29	6,445	7,095,429

		27,593,525

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/46	$550	$622,798

District of Columbia – 0.8%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	9,600	9,601,152
District of Columbia (Freedom Forum, Inc. (The)) NATL Series 2002A 4.64%, 8/01/37(b)	250	254,062
NATL Series 2002B 4.70%, 8/01/37(b)	150	152,438
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/35	2,300	2,715,380

		12,723,032

Florida – 5.5%
Bexley Community Development District Series 2016 4.70%, 5/01/36	1,750	1,821,628
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,500	1,671,795
Cape Coral Health Facilities Authority (Gulf Care, Inc.) Series 2015 5.875%, 7/01/40(a)	1,000	1,085,590
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	1,090	1,190,171
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012B 5.00%, 10/01/30-10/01/31	9,450	10,354,945
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,700	1,936,419

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015A
5.00%, 10/01/38	$4,300	$4,928,703
Florida Development Finance Corp. 1.90%, 1/01/49 (Pre-refunded/ETM)	29,940	29,950,479
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	4,905	4,652,883
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 4/01/32	1,125	1,300,635
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 6/01/36	2,190	2,536,786
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45	125	119,816
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32	1,695	1,638,624
Miami-Dade County Expressway Authority Series 2014B 5.00%, 7/01/31	3,750	4,251,750
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.) Series 1997A 6.00%, 11/01/32	250	250,745
6.05%, 11/01/39	750	752,258
North Broward Hospital District Series 2017B 5.00%, 1/01/35	5,230	6,002,105
Orange County School Board (Orange County School Board COP) Series 2016C 5.00%, 8/01/34	5,000	5,975,850
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 1/01/42	1,100	1,205,435

94 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/33	$5,000	$5,912,200

		87,538,817

Georgia – 0.2%
Forsyth County Water & Sewerage Authority (Forsyth County Water & Sewerage Authority Lease) 3.00%, 4/01/35(c)	1,000	1,046,160
Municipal Electric Authority of Georgia 5.00%, 1/01/37-1/01/59	2,470	2,855,289

		3,901,449

Guam – 0.6%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/40	515	527,504
Territory of Guam 5.00%, 11/15/31	320	374,611
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/29-12/01/32	3,195	3,676,910
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 1/01/42	1,135	1,184,168
Series 2015D 5.00%, 11/15/32-11/15/35	3,775	4,232,238

		9,995,431

Hawaii – 1.2%
State of Hawaii Series 2016F 4.00%, 10/01/31-10/01/34	16,815	19,004,381

Illinois – 6.5%
Chicago Board of Education Series 2017D 5.00%, 12/01/31	1,800	2,071,008
Series 2017G 5.00%, 12/01/34	2,350	2,683,724
Series 2017H 5.00%, 12/01/46	1,640	1,828,551

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019A 5.00%, 12/01/29-12/01/30	$1,660	$1,964,871
Series 2019B 5.00%, 12/01/30-12/01/33	885	1,040,373
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/32	1,363	1,370,606
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	7,745	8,215,121
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/31	750	752,190
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 5/15/55	3,345	2,913,612
Series 2016C 2.00%, 5/15/55(d)(e)(f)	590	17,790
Illinois State Toll Highway Authority Series 2017A 5.00%, 1/01/42	15,000	17,825,250
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 1/01/34-1/01/35	4,250	4,708,968
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	11,500	12,286,140
State of Illinois Series 2014 5.00%, 4/01/30	2,680	2,929,776
Series 2017D 5.00%, 11/01/26-11/01/28	9,700	11,087,811
Series 2018A 5.00%, 10/01/27	2,000	2,314,840
Series 2018B 5.00%, 10/01/26	10,000	11,468,400
Series 2019B 4.00%, 11/01/36-11/01/37	14,460	15,181,358
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 3/01/25	684	709,561

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 3/01/36	$2,323	$2,456,549
Series 2015B 6.00%, 3/01/36	740	799,170

		104,625,669

Indiana – 1.7%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/32-10/01/34	12,320	14,172,201
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 7/01/44	1,930	2,095,034
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(a)	3,720	3,752,141
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 6/01/27	6,840	7,195,201

		27,214,577

Iowa – 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/50	2,505	2,710,510
Xenia Rural Water District Series 2016 5.00%, 12/01/31-12/01/41	5,375	6,144,099

		8,854,609

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/47	2,635	2,859,660
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/30-10/01/33	5,000	5,932,509

		8,792,169

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/33-10/01/44	$7,290	$8,659,405
Louisiana Public Facilities Authority Series 2016 5.00%, 5/15/34 (Pre-refunded/ETM)	20	24,274
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/34	1,730	2,003,669
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 6/01/37	480	479,832
2.10%, 6/01/37	600	601,290
2.20%, 6/01/37	365	365,653
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 5/01/35-5/01/36	9,120	11,134,925

		23,269,048

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/33	4,560	5,158,363

Maryland – 0.1%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017A 5.00%, 6/01/35	1,035	1,245,136
State of Maryland Series 2019A 2.00%, 8/01/32	970	934,411

		2,179,547

Massachusetts – 1.2%
Massachusetts Development Finance Agency Series 2010A 5.00%, 1/01/40 (Pre-refunded/ETM)	2,000	2,006,100
5.50%, 1/01/30 (Pre-refunded/ETM)	4,750	4,766,340

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) 5.00%, 1/01/48	$1,180	$1,366,369
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	2,385	2,785,633
Series 2017L 5.00%, 7/01/44	5,000	5,814,250
Massachusetts Health & Educational Facilities Authority Series 2010C 5.375%, 7/01/35 (Pre-refunded/ETM)	2,245	2,298,790

		19,037,482

Michigan – 2.8%
City of Detroit MI 5.00%, 4/01/36	835	938,223
Detroit City School District Series 2012A 5.00%, 5/01/27-5/01/30	7,965	8,602,247
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 7/01/34	11,225	12,750,477
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	2,000	2,259,040
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/33	2,485	2,767,296
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	7,750	9,110,202
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 7.00%, 12/01/30(a)	5,440	6,137,517

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016 7.50%, 12/01/25(a)	$1,415	$1,614,091
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30(g)	2,000	1,399,940

		45,579,033

Minnesota – 0.3%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/40	3,000	3,137,340
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)	1,000	1,209,910
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/30	1,000	1,181,670

		5,528,920

Mississippi – 1.0%
Mississippi Development Bank Series 2010D 5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	15,412,800

Missouri – 1.0%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,880	1,892,615
Series 2019 5.00%, 2/01/42	2,695	3,025,623
Series 2019I 4.00%, 2/01/42-2/01/48	5,865	6,143,602
5.00%, 2/01/48	400	474,980
Howard Bend Levee District XLCA 5.75%, 3/01/25-3/01/27	365	432,735
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 2/15/35	1,485	1,655,419

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority 5.00%, 7/01/40(a)	$490	$497,188
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46(h)	2,210	1,941,352

		16,063,514

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 9/01/28	2,620	3,195,483
Omaha Public Power District Series 2014A 5.00%, 2/01/32	2,775	3,140,828

		6,336,311

Nevada – 1.3%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 9/01/42	1,965	2,282,603
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)	3,000	432,390
Clark County School District AGM Series 2019B 3.00%, 6/15/36-6/15/37	11,030	11,245,712
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 7/01/29	6,070	6,641,187

		20,601,892

New Jersey – 5.8%
City of Ocean City NJ 2.25%, 9/15/32	1,240	1,194,157
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/33-5/01/34	7,935	9,435,605
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 8/01/25	2,055	2,292,681

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 6/15/30	$5,840	$6,956,199
Series 2017B 5.00%, 11/01/20	5,000	5,159,550
Series 2017D 5.00%, 6/15/34-6/15/35	3,560	4,074,490
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/37	3,320	3,848,245
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/34	5,000	5,765,700
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	2,175	2,544,185
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/35	1,000	1,161,520
New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/33	4,750	5,443,643
Series 2015E 5.00%, 1/01/33	11,000	12,768,690
Series 2016A 5.00%, 1/01/33	8,500	10,047,000
Series 2017A 5.00%, 1/01/34	5,000	6,010,600
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 6/01/46	10,840	11,968,227
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,340	4,654,346

		93,324,838

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.2%
City of Farmington NM (Southern California Edison Co.) 1.875%, 4/01/29	$3,545	$3,546,808

New York – 12.9%
City of New York NY Series 2012G 5.00%, 4/01/29	9,550	10,354,683
Series 2019B 4.00%, 10/01/37-10/01/40	9,480	10,840,818
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/27	1,680	1,847,597
Series 2013B 5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,674,700
Series 2013E 5.00%, 11/15/32	5,000	5,609,700
Series 2016D 5.00%, 11/15/31	5,000	5,995,500
Series 2017C 5.00%, 11/15/33	5,500	6,697,185
Series 2018C 5.00%, 9/01/20	15,910	16,344,343
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/35	4,000	4,588,440
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 7/15/36	14,800	18,271,044
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	15,015	16,572,055
Series 2014B-1 5.00%, 8/01/32	4,000	4,626,760
Series 2014D-1 5.00%, 2/01/34	5,000	5,687,350
Series 2016B 5.00%, 8/01/32	10,000	12,093,600
Series 2017 5.00%, 2/01/36	2,500	3,012,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	$2,775	$2,970,638
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)	705	765,552
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	4,255	4,602,889
Series 2015E 5.00%, 3/15/34	11,000	12,966,250
5.25%, 3/15/33	2,000	2,398,180
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016A 5.00%, 10/01/46	15,780	24,142,453
Series 2018A 5.00%, 10/01/48	5,000	7,759,150
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 1/01/34	2,070	2,441,772
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 3/15/43	5,000	5,501,300
Port Authority of New York & New Jersey Series 2014 5.00%, 9/01/30-9/01/31	13,750	15,803,138

		207,567,097

North Carolina – 0.5%
State of North Carolina Series 2019B 2.00%, 6/01/32	3,045	2,959,649
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 3/01/30	5,000	5,825,300

		8,784,949

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 2.2%
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	$2,345	$2,549,085
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/33 (Pre-refunded/ETM)	4,250	4,657,830
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	8,000	9,027,760
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	3,855	4,478,315
Kent State University Series 2012A 5.00%, 5/01/29	2,000	2,166,900
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	1,985	2,128,912
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	1,035	1,110,038
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,090	1,169,025
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	6,730	7,339,267

		34,627,132

Oklahoma – 0.1%
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 6/01/35	1,000	1,115,650

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/27 (Pre-refunded/ETM)	$3,000	$3,209,400

Pennsylvania – 3.6%
Altoona Area School District BAM Series 2018 5.00%, 12/01/48	1,000	1,138,050
Bensalem Township School District Series 2013 5.00%, 6/01/30	5,000	5,660,050
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/38-10/01/43	7,350	7,910,692
City of Philadelphia PA Water & Wastewater Revenue Series 2019B 5.00%, 11/01/49	1,000	1,220,380
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 7/01/37-7/01/38	1,285	1,422,716
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/38	1,875	1,881,900
4.00%, 11/01/36	335	376,962
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	4,844,757
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 7/01/45	5,375	5,820,910
Pennsylvania Turnpike Commission Series 2019A 5.00%, 12/01/38	2,655	3,244,198
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/38-12/01/39	4,500	5,453,325

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	$3,100	$3,263,091
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(d)(e)(f)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	6,925	7,078,319
State Public School Building Authority Series 2012 5.00%, 4/01/30 (Pre-refunded/ETM)	2,500	2,721,025
5.00%, 4/01/31 (Pre-refunded/ETM)	4,000	4,353,640
Township of Lower Paxton PA Series 2014 5.00%, 4/01/31	1,685	1,927,202

		58,327,517

Puerto Rico – 1.4%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 7/01/29	100	113,567
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	1,895	2,129,544
NATL Series 2007V 5.25%, 7/01/35	100	107,054
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	1,470	1,643,269
AGC Series 2007C 5.50%, 7/01/31	190	217,905
AGC Series 2007N 5.25%, 7/01/34-7/01/36	3,930	4,417,964
NATL Series 2005L 5.25%, 7/01/35	215	229,351
NATL Series 2007N 5.25%, 7/01/32	315	337,554

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	$3,940	$4,033,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 7/01/25	650	719,524
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	1,595	1,179,535
Series 2019A 4.329%, 7/01/40	1,504	1,524,665
5.00%, 7/01/58	4,920	5,157,390

		21,810,897

South Carolina – 1.3%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 5/01/48	1,000	1,163,310
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/36	4,750	5,562,155
Series 2016B 5.00%, 12/01/36-12/01/56	12,775	14,826,868

		21,552,333

South Dakota – 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease) Series 2014A 5.00%, 6/01/34	2,725	3,109,443

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	2,785	2,874,510
5.125%, 12/01/42(a)	1,000	1,025,890

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 8/01/37-8/01/38	$840	$920,430
5.00%, 8/01/44-8/01/49	2,430	2,853,917
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 7/01/35	4,325	5,088,060

		12,762,807

Texas – 9.9%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 2/15/33	1,410	1,660,303
Bexar County Hospital District Series 2018 5.00%, 2/15/48	9,000	10,582,020
Central Texas Regional Mobility Authority Series 2016 5.00%, 1/01/32-1/01/34	4,250	4,964,087
Central Texas Turnpike System Series 2015C 5.00%, 8/15/34	10,000	11,411,000
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 3/01/30	1,000	1,141,320
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/31	2,500	2,858,775
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B 5.00%, 7/15/30	4,650	5,213,162
Series 2018 5.00%, 7/15/28	1,300	1,552,343
City of Houston TX Combined Utility System Revenue Series 2018D 5.00%, 11/15/38	2,670	3,309,065

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020A 5.00%, 11/15/32-11/15/33(c)	$1,515	$1,926,989
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2015 5.00%, 8/15/35-8/15/39	5,905	6,843,562
Series 2016A 5.00%, 8/15/38	1,855	2,176,880
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/28 (Pre-refunded/ETM)	13,680	14,139,374
Grand Parkway Transportation Corp. Series 2018A 5.00%, 10/01/35-10/01/36	17,860	21,963,076
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/44	1,785	2,017,960
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) 7.25%, 12/01/53	1,410	1,490,990
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	3,330	3,753,609
North Texas Tollway Authority Series 2011D 5.00%, 9/01/30 (Pre-refunded/ETM)	7,500	7,993,125
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34-1/01/35	15,585	17,952,539
Series 2015B 5.00%, 1/01/34	1,700	1,960,083
Series 2016A 5.00%, 1/01/36	1,000	1,172,650
AGC Zero Coupon, 1/01/36	7,200	4,736,736
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44 (Pre-refunded/ETM)	2,150	2,287,643
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22(d)(e)(f)	2,210	1,547,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015I 5.50%, 11/15/45(d)(e)(f)	$1,670	$1,169,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/45	3,785	3,912,668
Series 2015B 5.00%, 11/15/36	1,850	1,936,081
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(d)	2,000	1,900,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	9,040	9,342,659
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	2,280	2,290,169
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 8/15/32-8/15/34	3,330	3,776,499

		158,981,367

Utah – 0.0%
Timber Lakes Water Special Service District 8.125%, 6/15/31 (Pre-refunded/ETM)	595	656,737
8.125%, 6/15/31	70	74,542

		731,279

Virginia – 0.9%
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)	1,415	1,492,047
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 7/01/48	10,730	12,978,471

		14,470,518

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 2.1%
Clark County Public Utility District No. 1 Series 2010 5.00%, 1/01/23 (Pre-refunded/ETM)	$6,155	$6,173,034
5.00%, 1/01/23	6,480	6,498,857
Grays Harbor County Public Hospital District No. 2 5.00%, 12/15/48	5,650	6,148,048
State of Washington 5.00%, 6/01/35-6/01/41(c)	3,830	4,613,997
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44	7,415	8,754,149
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 1/01/26(a)	1,650	1,651,122

		33,839,207

West Virginia – 0.4%
West Virginia Economic Development Authority Series 2010A 5.00%, 6/15/35 (Pre-refunded/ETM)	5,000	5,103,400
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	1,715	1,733,076

		6,836,476

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)	2,300	2,532,116
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/26	940	944,728
5.00%, 11/01/46-11/01/54	465	499,725

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/35-12/15/38(c)	$1,295	$1,444,484
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM 5.00%, 7/01/44-7/01/58	3,475	3,998,677
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	3,395	3,748,386
Series 2016B 5.00%, 12/01/25	1,795	2,056,280
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM 5.00%, 7/01/53	3,565	4,134,188
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)	1,000	1,040,450
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 3/01/45(a)	3,465	3,740,779
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,000	1,111,390

		25,251,203

Total Long-Term Municipal Bonds (cost $1,347,739,781)		1,427,731,707

Short-Term Municipal Notes – 9.4%
Alaska – 0.1%
Municipality of Anchorage AK 2.00%, 12/20/19	1,500	1,500,720

Colorado – 1.9%
State of Colorado 5.00%, 6/26/20	30,070	30,721,918

Texas – 7.4%
Port Freeport TX (Merey Sweeny LP) 1.21%, 4/01/20-4/01/21(i)	16,200	16,200,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Texas 4.00%, 8/27/20	$100,000	$102,082,000

		118,282,000

Total Short-Term Municipal Notes (cost $150,383,871)		150,504,638

Total Municipal Obligations (cost $1,498,123,652)		1,578,236,345

	Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(j)(k)(l) (cost $9,130,370)	9,130,370	9,130,370

Total Investments – 98.8% (cost $1,507,254,022)		1,587,366,715

Other assets less liabilities – 1.2%		19,788,155

Net Assets – 100.0%		$1,607,154,870

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	39,420	1/15/25	1.671%	CPI#	Maturity	$30,358	$—	$30,358
USD	12,070	8/09/24	1.690%	CPI#	Maturity	(20,742)	—	(20,742)
USD	73,780	6/17/24	1.760%	CPI#	Maturity	(337,801)	—	(337,801)

						$(328,185)	$—	$(328,185)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	130,050	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$1,013,579	$—	$1,013,579
USD	43,500	9/09/24	3 Month LIBOR	1.359%	Quarterly/Semi-Annual	(545,913)	—	(545,913)
USD	38,700	9/13/24	3 Month LIBOR	1.526%	Quarterly/Semi-Annual	(165,550)	—	(165,550)

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,710	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	$(52,426)	$—	$(52,426)
USD	12,500	3/14/29	3 Month LIBOR	2.638%	Quarterly/Semi-Annual	1,038,527	—	1,038,527
USD	16,440	10/09/29	3 Month LIBOR	1.470%	Quarterly/Semi-Annual	(363,275)	—	(363,275)
USD	16,440	10/09/29	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	(358,676)	—	(358,676)
USD	8,000	4/16/49	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	1,614,336	—	1,614,336

						$2,180,602	$—	$2,180,602

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,074	10/15/20	2.210%	CPI#	Maturity	$(242,193)	$—	$(242,193)
Barclays Bank PLC	USD	43,106	9/20/20	2.263%	CPI#	Maturity	(522,786)	—	(522,786)
Barclays Bank PLC	USD	41,386	10/15/20	2.208%	CPI#	Maturity	(451,994)	—	(451,994)
Citibank, NA	USD	30,100	10/17/20	2.220%	CPI#	Maturity	(334,828)	—	(334,828)
JPMorgan Chase Bank, NA	USD	37,948	8/30/20	2.210%	CPI#	Maturity	(425,808)	—	(425,808)
JPMorgan Chase Bank, NA	USD	55,540	7/15/24	2.165%	CPI#	Maturity	(960,643)	—	(960,643)

							$(2,938,252)	$—	$(2,938,252)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/29	1.120%	SIFMA*	Quarterly	$288,799	$—	$288,799
Citibank, NA	USD	22,105	10/09/29	1.125%	SIFMA*	Quarterly	277,444	—	277,444

							$566,243	$—	$566,243

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $56,923,708 or 3.5% of net assets.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

(b)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2019 and the aggregate market value of these securities amounted to $406,500 or 0.03% of net assets.

(c)	When-Issued or delayed delivery security.

(d)	Illiquid security.

(e)	Non-income producing security.

(f)	Defaulted.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30	11/30/05	$2,000,000	$1,399,940	0.09%

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46	12/18/15	$2,223,570	$1,941,352	0.12%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 100.0%
New York – 89.8%
Albany County Airport Authority AGM Series 2010A 5.00%, 12/15/25-12/15/26	$4,540	$4,634,613
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/36	1,500	1,745,730
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 1/01/42	2,250	2,640,060
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 6/01/30-6/01/34	2,980	3,419,435
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/29	2,305	2,510,445
5.50%, 11/01/44	1,625	1,744,633
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 6/01/52(a)	500	543,355
Build NYC Resource Corp. (YMCA of Greater New York) Series 2012 5.00%, 8/01/32	1,000	1,072,340
City of New York NY Series 2016A 5.00%, 8/01/37	5,000	5,948,400
Series 2016B 5.00%, 12/01/34	2,000	2,417,320
Series 2016C 5.00%, 8/01/32	5,000	5,956,000
City of Newburgh NY Series 2012A 5.25%, 6/15/28	1,065	1,156,750
5.50%, 6/15/32	1,320	1,429,798
County of Nassau NY Series 2016A 5.00%, 1/01/34-1/01/38	5,345	6,258,142
Series 2016C 5.00%, 4/01/34-4/01/36	10,420	12,263,282

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. Series 2014A 5.00%, 7/01/44 (Pre-refunded/ETM)	$4,175	$4,861,328
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 7/01/46	4,980	5,754,888
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010A 5.00%, 4/20/27	2,550	2,630,708
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	7,835,065
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 7/01/28	650	686,017
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 7/01/34-7/01/39	2,945	3,260,954
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 2/15/42	5,000	5,959,700
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24(b)	1,000	998,140
Long Island Power Authority Series 2012B 5.00%, 9/01/27	2,500	2,749,600
Series 2014A 5.00%, 9/01/35	1,000	1,148,360
Series 2016B 5.00%, 9/01/30-9/01/33	9,515	11,482,462
Series 2019B 1.65%, 9/01/49	3,445	3,453,061
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	4,300	4,637,378
Series 2012 5.00%, 11/15/20	2,295	2,375,784
Series 2012F 5.00%, 11/15/27	7,070	7,775,303

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014B 5.00%, 11/15/44	$12,000	$13,447,560
Series 2017C 5.00%, 11/15/33	5,000	6,088,350
Series 2018B 5.00%, 5/15/20	4,615	4,691,332
Series 2018C 5.00%, 9/01/20	2,905	2,984,306
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/34-11/15/35	15,740	19,409,997
Monroe County Industrial Development Corp./NY (City University of New York (The)) Series 2017 5.00%, 12/01/34	1,150	1,358,472
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 1/01/32	1,590	1,602,529
Series 2014C 2.00%, 1/01/49(c)(d)(e)	572	93,029
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 7/01/31-7/01/37	6,195	6,641,061
New York City Municipal Water Finance Authority Series 2013BB 5.00%, 6/15/46	5,000	5,535,350
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 7/15/35	5,160	6,067,128
Series 2018S 5.00%, 7/15/43	7,000	8,477,490
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 5/01/32 (Pre-refunded/ETM)	5	5,640

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 5/01/32(f)	$4,995	$5,582,112
5.00%, 5/01/33	7,500	8,366,475
Series 2016F 5.00%, 2/01/32	10,000	11,958,400
New York City Trust for Cultural Resources (American Museum of Natural History (The)) Series 2014A 5.00%, 7/01/33	4,080	4,694,489
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 7/01/31	9,675	10,056,679
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/34-11/15/35	15,220	18,041,241
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,225	2,381,863
New York Liberty Development Corp. (One Bryant Park LLC) 2.625%, 9/15/69	725	732,895
2.80%, 9/15/69	5,780	5,820,055
New York Power Authority NATL Series 2007C 5.00%, 11/15/21	3,000	3,009,210
New York State Dormitory Authority Series 2010A 5.00%, 7/01/26 (Pre-refunded/ETM)	6,795	6,948,363
Series 2011A 5.00%, 7/01/28 (Pre-refunded/ETM)	3,190	3,392,852
Series 2013A 5.25%, 7/01/30 (Pre-refunded/ETM)	2,000	2,297,220
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 7/01/32	1,300	1,425,593
New York State Dormitory Authority (Catholic Health System Obligated Group) 5.00%, 7/01/35	1,245	1,540,588

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Cornell University) Series 2008B 5.00%, 7/01/27	$4,925	$5,036,994
Series 2008C 5.00%, 7/01/29	2,000	2,045,480
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 7/01/31-7/01/33	6,000	6,987,120
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 8/01/32-8/01/35	5,465	6,627,421
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 7/01/35-7/01/36	5,815	6,903,287
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 5/01/33	5,000	5,871,550
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 7/01/31	1,000	1,149,410
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/32-12/01/37(a)	4,000	4,685,420
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/21	520	521,191
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 7/01/30	1,000	1,196,240
New York State Dormitory Authority (Rochester Institute of Technology) 5.00%, 7/01/49	4,770	5,801,083
Series 2010 5.00%, 7/01/23-7/01/25	5,335	5,456,958

abfunds.com	AB MUNICIPAL INCOME FUND | 121

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020A 5.00%, 7/01/36-7/01/40(g)	$2,380	$2,912,373
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 7/01/33-7/01/34	2,000	2,333,340
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 3/15/34	4,000	4,715,000
Series 2017B 5.00%, 2/15/33	12,095	14,830,647
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 7/01/34	2,535	2,755,342
Series 2012A 5.00%, 7/01/31	1,200	1,305,744
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) 5.00%, 10/01/45	3,250	4,943,412
Series 2018A 5.00%, 10/01/48	9,425	14,625,998
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2014 2.875%, 12/01/44(a)(g)	6,250	6,250,000
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2010A 5.00%, 6/15/29	2,000	2,040,820
Series 2017E 5.00%, 6/15/42	2,100	2,525,544
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 1/01/31-1/01/32	15,000	17,480,900
Series 2016A 5.00%, 1/01/32	5,000	5,926,450
5.25%, 1/01/56	2,940	3,416,545
Series 2019B 4.00%, 1/01/37	1,575	1,798,115

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 3/15/28	$5,000	$5,151,200
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 8/01/21-8/01/31	9,440	9,872,416
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 1/01/30-1/01/36	16,245	19,237,416
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 7/01/32-7/01/33	4,250	4,518,303
5.00%, 7/01/34-7/01/46	8,505	9,447,205
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/42(a)	5,000	5,279,000
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42 (Pre-refunded/ETM)	2,610	2,868,677
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 3/02/24	3,000	3,457,800
Onondaga County Trust for Cultural Resources (Syracuse University) Series 2011 5.00%, 12/01/28-12/01/29	2,135	2,296,667
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46	2,140	2,213,744
Port Authority of New York & New Jersey Series 2010 5.00%, 7/15/31	13,000	13,310,570
Series 2013178 5.00%, 12/01/31	5,000	5,631,100
Series 2014 5.00%, 9/01/31	5,000	5,742,050

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	$4,320	$4,513,493
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 1/01/40	2,600	3,066,466
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)	875	929,224
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	5,115	5,402,872
Series 2014C 5.00%, 7/01/31	2,500	2,797,225
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2010 5.875%, 12/01/30	2,340	2,426,486
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,416,700
Series 2013C 5.00%, 11/15/32	5,000	5,611,600
Series 2017B 5.00%, 11/15/36	3,000	3,647,310
Series 2018 5.00%, 11/15/43	5,000	6,063,200
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 9/01/35-9/01/39(g)	9,200	11,226,449
Series 2010A 5.00%, 9/01/30	3,000	3,084,630
TSASC, Inc./NY 5.00%, 6/01/45	3,350	3,325,176
Series 2017A 5.00%, 6/01/41	10,850	12,149,721
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 9/15/37	1,515	1,547,209
5.25%, 9/15/42-9/15/53	875	894,909

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utility Debt Securitization Authority Series 2013T 5.00%, 12/15/31	$10,000	$11,441,700
Westchester County Healthcare Corp./NY Series 2010B 6.00%, 11/01/30 (Pre-refunded/ETM)	870	908,854
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/30	130	135,424
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 1/01/34	1,800	1,916,460
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 6/01/42-6/01/47	2,000	2,314,160
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	6,825	7,663,929
Westchester Tobacco Asset Securitization Corp. Series 2016B 5.00%, 6/01/41	1,000	1,094,980

		608,746,039

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	1,270	1,460,043

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	1,270	1,424,597
Series 2015A 6.625%, 9/01/35	280	299,216

		1,723,813

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	$2,385	$2,452,806

Colorado – 0.1%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44	570	672,942

Florida – 1.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	235	256,597
Florida Development Finance Corp. 1.90%, 1/01/49 (Pre-refunded/ETM)	5,000	5,001,750
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	1,235	1,171,521
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45	45	43,134
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32	625	604,212

		7,077,214

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 1/01/37-1/01/59	1,020	1,179,405

Guam – 2.3%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	1,275	1,435,484
Series 2017 5.00%, 7/01/34-7/01/40	2,475	2,871,781
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/38	4,430	5,072,996

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam 5.00%, 11/15/31	$135	$158,039
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 1/01/36	5,665	5,955,841

		15,494,141

Illinois – 0.3%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	1,710	1,989,859

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(a)	800	806,912

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44	105	123,963

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) 3.50%, 6/01/39(a)	650	654,186
Series 2019B 3.70%, 6/01/39(a)	200	200,390

		854,576

Michigan – 0.0%
City of Detroit MI 5.00%, 4/01/36	245	275,287

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2018 5.375%, 9/15/38(a)	250	242,352

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,500	1,608,750

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	$710	$797,877
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	645	721,026
AGC Series 2007N 5.25%, 7/01/34-7/01/36	1,630	1,832,389
AGM Series 2007C 5.25%, 7/01/36	100	112,310
NATL Series 2005L 5.25%, 7/01/35	120	128,010
NATL Series 2007N 5.25%, 7/01/32	135	144,666
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,795	1,848,473
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	1,715	1,755,731
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 4/01/32	1,000	1,010,880
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 7/01/25	340	376,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	654	483,646
Series 2019A 4.329%, 7/01/40	675	684,275
4.55%, 7/01/40	73	75,389

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 7/01/58	$2,055	$2,154,154

		12,125,192

Tennessee – 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	820	846,355
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 8/01/37-8/01/38	195	213,606
5.00%, 8/01/44-8/01/49	1,710	2,015,659

		3,075,620

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(a)	1,455	1,574,950
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	2,700	2,790,396
7.50%, 6/30/32	1,225	1,271,330
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,350	1,356,021

		6,992,697

Virginia – 1.4%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 3.00%, 2/01/37(g)	9,140	9,449,023

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 8/01/44	245	289,247

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 1/01/44-1/01/55(a)	$510	$554,121

		843,368

Wisconsin – 0.1%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/54	100	107,014
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)	525	546,236

		653,250

Total Municipal Obligations (cost $641,621,825)		677,847,252

	Shares
SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(h)(i)(j) (cost $16,065,103)	16,065,103	16,065,103

Total Investments – 102.4% (cost $657,686,928)		693,912,355
Other assets less liabilities – (2.4)%		(16,213,852)

Net Assets – 100.0%		$677,698,503

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,790	6/17/24	1.760%	CPI	#	Maturity	$(145,550)	$—	$(145,550)
USD	6,660	8/09/24	1.690%	CPI	#	Maturity	(5,348)	—	(5,348)
USD	16,480	1/15/25	1.671%	CPI	#	Maturity	12,692	—	12,692

							$(138,206)	$—	$(138,206)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	34,300	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$267,326	$—	$267,326
USD	20,110	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	13,371	—	13,371
USD	10,000	9/09/24	3 Month LIBOR	1.359%	Quarterly/ Semi-Annual	(125,497)	—	(125,497)
USD	10,330	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	(21,917)	—	(21,917)
USD	6,985	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	(154,348)	—	(154,348)
USD	6,985	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	(152,394)	—	(152,394)
USD	5,000	9/16/39	3 Month LIBOR	1.751%	Quarterly/Semi-Annual	(91,062)	—	(91,062)

						$(264,521)	$—	$(264,521)

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	9,401	10/15/20	2.210%	CPI#	Maturity	$(103,146)	$—	$(103,146)
Barclays Bank PLC	USD	18,359	9/20/20	2.263%	CPI#	Maturity	(222,656)	—	(222,656)
Barclays Bank PLC	USD	16,956	10/15/20	2.208%	CPI#	Maturity	(185,184)	—	(185,184)
Citibank, NA	USD	12,330	10/17/20	2.220%	CPI#	Maturity	(137,157)	—	(137,157)
JPMorgan Chase Bank, NA	USD	16,575	8/30/20	2.210%	CPI#	Maturity	(185,985)	—	(185,985)
JPMorgan Chase Bank, NA	USD	22,200	7/15/24	2.165%	CPI#	Maturity	(383,981)	—	(383,981)

							$(1,218,109)	$—	$(1,218,109)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/29	1.120%	SIFMA*	Quarterly	$122,744	$—	$122,744
Citibank, NA	USD	9,395	10/09/29	1.125%	SIFMA*	Quarterly	117,919	—	117,919

							$240,663	$—	$240,663

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $26,496,035 or 3.9% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	$1,000,000	$998,140	0.15%

(c)	Illiquid security.

(d)	Defaulted.

(e)	Non-income producing security.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	When-Issued or delayed delivery security.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2019 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $858,122,911 and $3,054,018,812, respectively)	$909,991,466		$3,238,662,375
Affiliated issuers (cost $28,878,675 and $50,711,558, respectively)	28,878,675		50,711,558
Cash	277,592		193,474
Cash collateral due from broker	5,831,593		24,740,536
Interest receivable	9,790,592		53,272,749
Receivable for capital stock sold	1,004,782		6,983,848
Unrealized appreciation on interest rate swaps	323,274		550,489
Affiliated dividends receivable	35,621		55,223
Receivable for investment securities sold	– 0	–	1,774,999

Total assets	956,133,595		3,376,945,251

Liabilities
Payable for investment securities purchased	23,345,586		50,024,257
Unrealized depreciation on inflation swaps	1,572,324		8,108,296
Payable for capital stock redeemed	813,716		3,696,029
Dividends payable	417,893		1,999,217
Advisory fee payable	330,442		1,324,360
Distribution fee payable	149,682		389,011
Payable for variation margin on centrally cleared swaps	118,934		734,787
Administrative fee payable	29,543		28,545
Transfer Agent fee payable	9,101		16,333
Directors’ fees payable	5,602		5,602
Market value on credit default swaps (net premiums received $6,458,877)	– 0	–	3,703,082
Payable for floating rate notes issued(a)	– 0	–	67,725,000
Other liabilities	– 0	–	183,860
Accrued expenses	75,811		171,562

Total liabilities	26,868,634		138,109,941

Net Assets	$929,264,961		$3,238,835,310

Composition of Net Assets
Capital stock, at par	$82,439		$274,164
Additional paid-in capital	884,161,246		3,046,318,252
Distributable earnings	45,021,276		192,242,894

	$929,264,961		$3,238,835,310

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 133

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$535,473,900	47,502,933	$11.27	*

Class C	$44,879,625	3,982,483	$11.27

Advisor Class	$348,911,436	30,953,697	$11.27

AB High Income Municipal Portfolio

Class A	$808,693,652	68,424,715	$11.82	*

Class C	$259,701,446	21,985,237	$11.81

Advisor Class	$2,170,426,357	183,752,724	$11.81

Class Z	$13,855	1,172	$11.82

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.62 and $12.19, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National	AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,498,123,652 and $641,621,825, respectively)	$1,578,236,345	$677,847,252
Affiliated issuers (cost $9,130,370 and $16,065,103, respectively)	9,130,370	16,065,103
Cash	57,038	32,882
Cash collateral due from broker	10,106,912	3,388,604
Interest receivable	20,591,247	8,944,056
Receivable for capital stock sold	3,007,451	2,035,219
Unrealized appreciation on interest rate swaps	566,243	240,663
Receivable for investment securities sold	269,000	1,285,000
Affiliated dividends receivable	12,090	10,180

Total assets	1,621,976,696	709,848,959

Liabilities
Payable for investment securities purchased	8,952,299	29,647,893
Unrealized depreciation on inflation swaps	2,938,252	1,218,109
Payable for capital stock redeemed	1,294,075	508,339
Advisory fee payable	564,106	231,059
Dividends payable	404,607	171,608
Payable for variation margin on centrally cleared swaps	280,910	108,365
Distribution fee payable	179,114	140,428
Administrative fee payable	29,543	28,923
Transfer Agent fee payable	21,335	8,261
Directors’ fees payable	5,602	5,602
Accrued expenses	151,983	81,869

Total liabilities	14,821,826	32,150,456

Net Assets	$1,607,154,870	$677,698,503

Composition of Net Assets
Capital stock, at par	$153,643	$67,015
Additional paid-in capital	1,556,760,286	658,446,356
Distributable earnings	50,240,941	19,185,132

	$1,607,154,870	$677,698,503

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$573,119,811	54,789,897	$10.46	*

Class C	$69,082,761	6,611,902	$10.45

Advisor Class	$964,952,298	92,241,284	$10.46

AB New York Portfolio

Class A	$465,176,197	46,000,489	$10.11	*

Class C	$49,519,974	4,900,073	$10.11

Advisor Class	$163,002,332	16,114,820	$10.12

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.78 and $10.42, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2019 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$16,415,955		$70,572,039
Dividends—Affiliated issuers	403,633		316,888

Total income	16,819,588		70,888,927

Expenses
Advisory fee (see Note B)	1,979,367		7,712,551
Distribution fee—Class A	646,634		985,218
Distribution fee—Class B	151		– 0	–
Distribution fee—Class C	219,591		1,333,324
Transfer agency—Class A	63,010		130,006
Transfer agency—Class B	13		– 0	–
Transfer agency—Class C	5,470		44,110
Transfer agency—Advisor Class	38,761		345,714
Transfer agency—Class Z	– 0	–	1
Custodian	81,183		118,728
Administrative	35,033		34,307
Audit and tax	26,752		31,196
Printing	19,066		35,966
Legal	17,155		19,025
Registration fees	15,370		83,838
Directors’ fees	11,409		11,409
Miscellaneous	14,565		34,714

Total expenses before interest/bank overdraft expense	3,173,530		10,920,107
Bank overdraft expense	10,032		20,365
Interest expense	– 0	–	741,326

Total expenses	3,183,562		11,681,798
Less: expenses waived and reimbursed by the Adviser (see Note B)	(127,351)		(15,592)

Net expenses	3,056,211		11,666,206

Net investment income	13,763,377		59,222,721

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	136,794		1,729,481
Swaps	(1,421,110)		(18,269,258)
Net change in unrealized appreciation/depreciation of:
Investments	5,216,303		40,354,451
Swaps	198,861		20,652,559

Net gain on investment transactions	4,130,848		44,467,233

Net Increase in Net Assets from Operations	$17,894,225		$103,689,954

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$25,672,542	$11,014,878
Dividends—Affiliated issuers	379,991	248,894

Total income	26,052,533	11,263,772

Expenses
Advisory fee (see Note B)	3,510,325	1,487,704
Distribution fee—Class A	720,716	574,405
Distribution fee—Class B	637	470
Distribution fee—Class C	362,448	254,776
Transfer agency—Class A	108,771	72,276
Transfer agency—Class B	59	35
Transfer agency—Class C	14,376	8,127
Transfer agency—Advisor Class	171,622	23,678
Custodian	99,717	71,044
Registration fees	90,575	15,030
Printing	40,103	21,807
Administrative	35,033	34,726
Audit and tax	27,443	27,443
Legal	17,097	19,087
Directors’ fees	11,409	11,409
Miscellaneous	22,337	11,739

Total expenses	5,232,668	2,633,756
Less: expenses waived and reimbursed by the Adviser (see Note B)	(265,667)	(161,845)

Net expenses	4,967,001	2,471,911

Net investment income	21,085,532	8,791,861

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(180,407)	267,072
Swaps	(1,802,323)	(878,103)
Net change in unrealized appreciation/depreciation of:
Investments	11,753,342	4,501,312
Swaps	1,657,220	101,797

Net gain on investment transactions	11,427,832	3,992,078

Net Increase in Net Assets from Operations	$32,513,364	$12,783,939

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,763,377	$25,139,991
Net realized gain (loss) on investment transactions	(1,284,316)	1,165,445
Net change in unrealized appreciation/depreciation of investments	5,415,164	10,019,721

Net increase in net assets from operations	17,894,225	36,325,157
Distributions to Shareholders
Class A	(7,770,522)	(15,496,564)
Class B	(340)	(925)
Class C	(495,309)	(1,178,625)
Advisor Class	(5,171,800)	(8,462,107)
Capital Stock Transactions
Net increase	118,748,172	95,678,226

Total increase	123,204,426	106,865,162
Net Assets
Beginning of period	806,060,535	699,195,373

End of period	$929,264,961	$806,060,535

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$59,222,721	$104,488,929
Net realized loss on investment transactions	(16,539,777)	(1,165,941)
Net change in unrealized appreciation/depreciation of investments	61,007,010	82,561,141

Net increase in net assets from operations	103,689,954	185,884,129
Distributions to Shareholders
Class A	(14,876,530)	(30,206,172)
Class C	(4,036,392)	(9,401,739)
Advisor Class	(42,163,218)	(74,471,320)
Class Z	(253)	(308	)(a)
Capital Stock Transactions
Net increase	192,819,883	292,099,877

Total increase	235,433,444	363,904,467
Net Assets
Beginning of period	3,003,401,866	2,639,497,399

End of period	$3,238,835,310	$3,003,401,866

(a)	Commenced distribution on October 1, 2018.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,085,532	$40,722,011
Net realized gain (loss) on investment transactions	(1,982,730)	1,378,688
Net change in unrealized appreciation/depreciation of investments	13,410,562	31,750,781

Net increase in net assets from operations	32,513,364	73,851,480
Distributions to Shareholders
Class A	(7,346,735)	(16,069,517)
Class B	(1,160)	(3,446)
Class C	(652,825)	(1,721,044)
Advisor Class	(12,723,364)	(22,926,406)
Capital Stock Transactions
Net increase	92,444,958	137,119,561

Total increase	104,234,238	170,250,628
Net Assets
Beginning of period	1,502,920,632	1,332,670,004

End of period	$1,607,154,870	$1,502,920,632

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,791,861	$17,101,093
Net realized gain (loss) on investment transactions	(611,031)	1,798,867
Net change in unrealized appreciation/depreciation of investments	4,603,109	11,853,262

Net increase in net assets from operations	12,783,939	30,753,222
Distributions to Shareholders
Class A	(6,002,983)	(12,168,328)
Class B	(885)	(6,254)
Class C	(475,357)	(1,182,557)
Advisor Class	(2,154,228)	(3,741,911)
Capital Stock Transactions
Net increase	45,615,264	13,243,415

Total increase	49,765,750	26,897,587
Net Assets
Beginning of period	627,932,753	601,035,166

End of period	$677,698,503	$627,932,753

See notes to financial statements.

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STATEMENT OF CASH FLOWS

For the six months ended November 30, 2019 (unaudited)

	AB High Income Municipal
Cash flows from operating activities
Net increase in net assets from operations		$103,689,954
Reconciliation of net increase in net assets from operations to net decrease in cash from operating activities
Purchases of long-term investments	$(340,798,601)
Purchases of short-term investments	(314,351,951)
Proceeds from disposition of long-term investments	129,533,424
Proceeds from disposition of short-term investments	264,996,161
Net realized loss on investment transactions	16,539,777
Net change in unrealized appreciation/depreciation on investment transactions	(61,007,010)
Net accretion of bond discount and amortization of bond premium	4,748,409
Decrease in receivable for investments sold	4,140,001
Increase in interest receivable	(3,420,579)
Decrease in affiliated dividends receivable	126,365
Decrease in cash collateral due from broker	5,830,097
Increase in payable for investments purchased	46,623,065
Increase in advisory fee payable	129,916
Decrease in administrative fee payable	(805)
Decrease in Transfer Agent fee payable	(2,267)
Increase in distribution fee payable	3,137
Decrease in Directors’ fee payable	(81)
Decrease in other liabilities	(2,619)
Decrease in accrued expenses	(20,494)
Payments on swaps, net	(278,955)
Proceeds for exchange-traded derivatives settlements, net	872,016

Total adjustments		(246,340,994)

Net cash provided by (used in) operating activities		(142,651,040)
Cash flows from financing activities
Subscriptions of capital stock, net	169,622,992
Cash dividends paid (net of dividend reinvestments)†	(26,778,478)

Net cash provided by (used in) financing activities		142,844,514

Net increase in cash		193,474
Cash at beginning of period		—

Cash at end of period		$193,474

Supplemental disclosure of cash flow information
† Reinvestment of dividends	$33,693,156
Interest/bank overdraft expense paid during the period	$761,691

*	In accordance with U.S. GAAP, the Portfolio has included a Statement of Cash Flows as a result of its substantial investments in Level 3 securities throughout the period.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Effective September 28, 2018, AB High Income Municipal Portfolio commenced offering Class Z shares. Class B shares have been authorized but are not currently offered for AB High Income Municipal Portfolio. Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end

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NOTES TO FINANCIAL STATEMENTS (continued)

mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2019:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$858,878,466		$	– 0	–	$858,878,466
Short-Term Municipal Notes		– 0	–	51,113,000			– 0	–	51,113,000
Short-Term Investments		28,878,675		– 0	–		– 0	–	28,878,675

Total Investments in Securities		28,878,675		909,991,466			– 0	–	938,870,141
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	18,344			– 0	–	18,344	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	547,081			– 0	–	547,081	(b)
Interest Rate Swaps		– 0	–	323,274			– 0	–	323,274

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$(207,324)		$	– 0	–	$(207,324	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(793,502)			– 0	–	(793,502	)(b)
Inflation (CPI) Swaps		– 0	–	(1,572,324)			– 0	–	(1,572,324)

Total		$28,878,675		$908,307,015		$	– 0	–	$937,185,690	(c)

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,232,049,651		$	– 0	–	$3,232,049,651
Corporates – Non-Investment Grade		– 0	–	6,015,919			– 0	–	6,015,919
Short-Term Investments:
Investment Companies		50,711,558		– 0	–		– 0	–	50,711,558
Corporates – Non-Investment Grade		– 0	–	– 0	–		596,805		596,805
Liabilities:
Floating Rate Notes(d)		(67,725,000)		– 0	–		– 0	–	(67,725,000)

Total Investments in Securities		(17,013,442)		3,238,065,570			596,805		3,221,648,933
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	72,961			– 0	–	72,961	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	47,523,317			– 0	–	47,523,317	(b)
Interest Rate Swaps		– 0	–	550,489			– 0	–	550,489
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(564,182)			– 0	–	(564,182	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(949,986)			– 0	–	(949,986	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,647,683)			– 0	–	(7,647,683	)(b)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Credit Default Swaps	$	– 0	–	$(3,703,082)		$	– 0	–	$(3,703,082)
Inflation (CPI) Swaps		– 0	–	(8,108,296)			– 0	–	(8,108,296)

Total		$(17,013,442)		$3,265,239,108			$596,805		$3,248,822,471	(e)

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,427,731,707		$	– 0	–	$1,427,731,707
Short-Term Municipal Notes		– 0	–	150,504,638			– 0	–	150,504,638
Short-Term Investments		9,130,370		– 0	–		– 0	–	9,130,370

Total Investments in Securities		9,130,370		1,578,236,345			– 0	–	1,587,366,715
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	30,358			– 0	–	30,358	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,666,442			– 0	–	3,666,442	(b)
Interest Rate Swaps		– 0	–	566,243			– 0	–	566,243
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(358,543)			– 0	–	(358,543	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,485,840)			– 0	–	(1,485,840	)(b)
Inflation (CPI) Swaps		– 0	–	(2,938,252)			– 0	–	(2,938,252)

Total		$9,130,370		$1,577,716,753		$	– 0	–	$1,586,847,123	(f)

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$677,847,252		$	– 0	–	$677,847,252
Short-Term Investments		16,065,103		– 0	–		– 0	–	16,065,103

Total Investments in Securities		16,065,103		677,847,252			– 0	–	693,912,355

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$12,692	$	– 0	–	$12,692	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	280,697		– 0	–	280,697	(b)
Interest Rate Swaps		– 0	–	240,663		– 0	–	240,663
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(150,898)		– 0	–	(150,898	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(545,218)		– 0	–	(545,218	)(b)
Inflation (CPI) Swaps		– 0	–	(1,218,109)		– 0	–	(1,218,109)

Total		$16,065,103		$676,467,079	$	– 0	–	$692,532,182	(g)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)

Amounts of $91,677,718 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(d)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(e)

Amounts of $723,764,040 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(f)

Amounts of $117,682,040 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(g)

Amounts of $22,129,628 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

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Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	1.50%	.50%	N/A
AB High Income Municipal	.80%	N/A	1.55%	.55%	.55	%*
AB National	.75%	1.50%	1.50%	.50%	N/A
AB New York	.75%	1.50%	1.50%	.50%	N/A

*	Effective October 1, 2018.

This contractual agreement extends through September 30, 2020, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2019, such reimbursements amounted to $107,860, $-0-, $248,345 and $150,194 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2019, the reimbursement for such services amounted to $35,033, $34,307, $35,033 and $34,726 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $32,965; AB High Income Municipal Portfolio, $121,027; AB National Portfolio, $87,532 and AB New York Portfolio, $35,877 for the six months ended November 30, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end

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sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2019, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$ – 0	–	$6,680	$3,829
AB High Income Municipal	113		33,125	2,626
AB National	148		22,200	2,952
AB New York	239		7,970	380

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2019, such waivers amounted to:

Portfolio	Amount
AB California	$19,491
AB High Income Municipal	15,592
AB National	17,322
AB New York	11,651

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2019 is as follows:

Portfolio	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/19 (000)	Dividend Income (000)
AB California	$24,865	$173,828	$169,814	$28,879	$404
AB High Income Municipal	2,767	302,751	254,806	50,712	317
AB National	40,990	291,850	323,710	9,130	380
AB New York	10,869	97,489	92,293	16,065	249

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now

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named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Portfolio’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser. Shareholders of the Portfolio subsequently approved the new investment advisory agreement, which became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,576,031
AB High Income Municipal	3,683,109
AB National	7,043,281
AB New York	4,509,780

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While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2019, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$114,353,742	$	– 0	–	$35,298,563	$	– 0	–
AB High Income Municipal	340,798,601		– 0	–	109,473,116		– 0	–
AB National	286,543,451		– 0	–	108,624,829		– 0	–
AB New York	110,364,626		– 0	–	51,456,231		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$55,728,230	$(5,544,126)	$50,184,104
AB High Income Municipal	273,824,776	(55,122,097)	218,702,679
AB National	87,767,571	(8,174,470)	79,593,101
AB New York	36,873,742	(2,028,488)	34,845,254

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties

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to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

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At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2019, the Portfolios held interest rate swaps for hedging purposes.

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Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2019, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the

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periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2019, the AB High Income Municipal Portfolio held credit default swaps for non-hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2019, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$565,425	*	Receivable/Payable for variation margin on centrally cleared swaps	$1,000,826	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	323,274

Interest rate contracts				Unrealized depreciation on inflation swaps	1,572,324

Total		$888,699			$2,573,150

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,421,110)	$198,861

Total		$(1,421,110)	$198,861

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AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Receivable/Payable for variation margin on centrally cleared swaps	$137,481	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$47,596,278	*	Receivable/Payable for variation margin on centrally cleared swaps	8,597,669	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	550,489

Interest rate contracts				Unrealized depreciation on inflation swaps	8,108,296

Credit contracts				Market value on credit default swaps	3,703,082

Total		$48,146,767			$20,546,528

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(19,173,807)	$18,433,049

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	904,549	2,219,510

Total		$(18,269,258)	$20,652,559

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$3,696,800	*	Receivable/Payable for variation margin on centrally cleared swaps	$1,844,383	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	566,243

Interest rate contracts				Unrealized depreciation on inflation swaps	2,938,252

Total		$4,263,043			$4,782,635

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,802,323)	$1,657,220

Total		$(1,802,323)	$1,657,220

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AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$293,389	*	Receivable/Payable for variation margin on centrally cleared swaps	$696,116	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	240,663

Interest rate contracts				Unrealized depreciation on inflation swaps	1,218,109

Total		$534,052			$1,914,225

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(878,103)	$101,797

Total		$(878,103)	$101,797

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2019:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$25,240,000	(a)
Inflation Swaps:
Average notional amount	$129,153,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$124,844,167
Centrally Cleared Inflation Swaps:
Average notional amount	$56,033,333

(a)	Positions were open for two months during the period.

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AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$42,980,000	(a)
Inflation Swaps:
Average notional amount	$657,696,429
Centrally Cleared Interest Rate Swaps:
Average notional amount	$401,050,000
Centrally Cleared Inflation Swaps:
Average notional amount	$246,876,667
Credit Default Swaps:
Average notional amount of sale contracts	$54,175,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,500,000	(a)

(a)	Positions were open for two months during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$44,210,000	(a)
Inflation Swaps:
Average notional amount	$240,732,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$183,654,286
Centrally Cleared Inflation Swaps:
Average notional amount	$94,966,667

(a)	Positions were open for two months during the period.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$18,790,000	(a)
Inflation Swaps:
Average notional amount	$100,441,714
Centrally Cleared Interest Rate Swaps:
Average notional amount	$63,306,667
Centrally Cleared Inflation Swaps:
Average notional amount	$41,723,333

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$323,274	$(185,768)		$	– 0	–	$	– 0	–	$137,506

Total	$323,274	$(185,768)		$	– 0	–	$	– 0	–	$137,506	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$652,717	$ – 0	–		$(652,717)		$	– 0	–	$ – 0	–
Citibank, NA	185,768	(185,768)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	733,839	– 0	–		(733,839)			– 0	–	– 0	–

Total	$1,572,324	$(185,768)			$(1,386,556)		$	– 0	–	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$550,489	$(550,489)		$	– 0	–	$	– 0	–	$	– 0	–

Total	$550,489	$(550,489)		$	– 0	–	$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$3,227,873	$ – 0	–		$(1,380,000)			$(1,847,873)		$	– 0	–
Citibank, NA	936,850	(550,489)			(333,000)			– 0	–		53,361
Citigroup Global Markets, Inc.	256,368	– 0	–		(256,368)			– 0	–		– 0	–
Credit Suisse International	1,366,532	– 0	–		(1,366,532)			– 0	–		– 0	–
Goldman Sachs International	1,141,183	– 0	–		(1,141,183)			– 0	–		– 0	–
JPMorgan Chase Bank, NA	3,943,573	– 0	–		– 0	–		(3,943,573)			– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$938,999	$	– 0	–	$(938,999)	$	– 0	–	$	– 0	–

Total	$11,811,378		$(550,489)		$(5,416,082)		$(5,791,446)			$53,361	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$566,243	$(334,828)		$	– 0	–	$	– 0	–	$231,415

Total	$566,243	$(334,828)		$	– 0	–	$	– 0	–	$231,415	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,216,973	$ – 0	–		$(1,216,973)		$	– 0	–	$ – 0	–
Citibank, NA	334,828	(334,828)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	1,386,451	– 0	–		(1,300,000)			– 0	–	86,451

Total	$2,938,252	$(334,828)			$(2,516,973)		$	– 0	–	$86,451	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$240,663	$(137,157)	$	– 0	–	$	– 0	–	$103,506

Total	$240,663	$(137,157)	$	– 0	–	$	– 0	–	$103,506	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$510,986	$	– 0	–	$(510,986)		$	– 0	–	$	– 0	–
Citibank, NA	137,157		(137,157)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	569,966		– 0	–	(520,000)			– 0	–		49,966

Total	$1,218,109		$(137,157)		$(1,030,986)		$	– 0	–		$49,966	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor Class	Class T	Class Z	Total
AB California Portfolio	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal Portfolio	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National Portfolio	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York Portfolio	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	6,288,509	6,617,154	$70,873,884	$72,680,238

Shares issued in reinvestment of dividends	330,199	675,932	3,729,858	7,428,114

Shares converted from Class B	3,160	666	35,470	7,311

Shares converted from Class C	381,060	207,512	4,313,523	2,275,114

Shares redeemed	(2,544,277)	(6,563,908)	(28,733,362)	(71,871,288)

Net increase	4,458,651	937,356	$50,219,373	$10,519,489

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	AB California Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019

Class B
Shares sold	36		220	$389		$2,400

Shares issued in reinvestment of dividends	28		69	320		763

Shares converted to Class A	(3,160)		(666)	(35,470)		(7,311)

Shares redeemed	– 0	–	(2)	– 0	–	(20)

Net decrease	(3,096)		(379)	$(34,761)		$(4,168)

Class C
Shares sold	781,696		791,896	$8,834,332		$8,691,508

Shares issued in reinvestment of dividends	25,804		63,292	291,353		695,219

Shares converted to Class A	(381,334)		(207,576)	(4,313,523)		(2,275,114)

Shares redeemed	(407,765)		(1,114,334)	(4,610,943)		(12,194,001)

Net increase (decrease)	18,401		(466,722)	$201,219		$(5,082,388)

Advisor Class
Shares sold	7,818,517		18,465,534	$88,283,006		$202,317,485

Shares issued in reinvestment of dividends	259,713		412,561	2,933,517		4,535,798

Shares redeemed	(2,024,739)		(10,672,438)	(22,854,182)		(116,607,990)

Net increase	6,053,491		8,205,657	$68,362,341		$90,245,293

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	9,504,791	14,121,217	$112,062,898	$159,874,556

Shares issued in reinvestment of dividends	612,258	1,269,752	7,239,290	14,344,042

Shares converted from Class C	1,600,860	219,241	18,920,851	2,474,519

Shares redeemed	(8,042,171)	(17,167,888)	(94,639,346)	(193,397,859)

Net increase (decrease)	3,675,738	(1,557,678)	$43,583,693	$(16,704,742)

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	AB High Income Municipal Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019		Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class C
Shares sold	1,336,746	2,964,896		$15,775,022	$33,471,510

Shares issued in reinvestment of dividends	206,960	507,475		2,444,570	5,728,795

Shares converted to Class A	(1,602,119)	(219,297)		(18,920,851)	(2,474,519)

Shares redeemed	(1,410,910)	(5,297,606)		(16,633,433)	(59,658,182)

Net decrease	(1,469,323)	(2,044,532)		$(17,334,692)	$(22,932,396)

Advisor Class
Shares sold	25,573,982	78,207,903		$301,598,014	$881,157,893

Shares issued in reinvestment of dividends	2,032,395	4,012,529		24,009,257	45,337,673

Shares redeemed	(13,487,167)	(52,593,143)		(159,039,747)	(594,768,572)

Net increase	14,119,210	29,627,289		$166,567,524	$331,726,994

Class Z(a)
Shares sold	564	889		$6,698	$10,021

Shares issued in reinvestment of dividends	3	0	(b)	39	0	(c)

Shares redeemed	(284)	– 0	–	(3,379)	– 0	–

Net increase	283	889		$3,358	$10,021

(a)	Commenced distribution on October 1, 2018.

(b)	Amount is less than one share.

(c)	Amount is less than $.50.

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	3,386,976	9,298,173	$35,418,107	$93,969,030

Shares issued in reinvestment of dividends	405,907	919,985	4,251,953	9,312,846

Shares converted from Class B	15,150	7,924	158,093	79,867

Shares converted from Class C	749,121	460,485	7,849,334	4,654,791

Shares redeemed	(4,969,908)	(13,187,484)	(52,016,682)	(133,149,394)

Net decrease	(412,754)	(2,500,917)	$(4,339,195)	$(25,132,860)

Class B
Shares sold	121	5,568	$1,254	$56,087

Shares issued in reinvestment of dividends	90	264	938	2,670

Shares converted to Class A	(15,165)	(7,932)	(158,093)	(79,867)

Shares redeemed	(481)	(2,220)	(5,006)	(22,443)

Net decrease	(15,435)	(4,320)	$(160,907)	$(43,553)

Class C
Shares sold	530,565	925,049	$5,542,755	$9,316,966

Shares issued in reinvestment of dividends	42,108	112,552	440,466	1,137,238

Shares converted to Class A	(750,381)	(461,014)	(7,849,334)	(4,654,791)

Shares redeemed	(536,569)	(2,126,535)	(5,607,993)	(21,401,428)

Net decrease	(714,277)	(1,549,948)	$(7,474,106)	$(15,602,015)

Advisor Class
Shares sold	15,329,935	40,383,282	$160,447,686	$407,880,136

Shares issued in reinvestment of dividends	852,436	1,587,015	8,929,542	16,072,434

Shares redeemed	(6,212,833)	(24,433,465)	(64,958,062)	(246,054,581)

Net increase	9,969,538	17,536,832	$104,419,166	$177,897,989

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	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	4,722,648	7,377,800	$47,750,030	$72,306,309

Shares issued in reinvestment of dividends	335,880	684,511	3,403,066	6,703,654

Shares converted from Class B	10,849	37,918	109,161	367,818

Shares converted from Class C	416,080	436,905	4,225,259	4,269,438

Shares redeemed	(3,317,457)	(8,306,058)	(33,566,937)	(81,084,697)

Net increase	2,168,000	231,076	$21,920,579	$2,562,522

Class B
Shares sold	74	464	$780	$4,525

Shares issued in reinvestment of dividends	82	344	835	3,352

Shares converted to Class A	(10,860)	(37,965)	(109,161)	(367,818)

Shares redeemed	(2)	(9,092)	(28)	(88,670)

Net decrease	(10,706)	(46,249)	$(107,574)	$(448,611)

Class C
Shares sold	431,167	546,557	$4,364,097	$5,336,603

Shares issued in reinvestment of dividends	33,110	85,979	335,226	841,050

Shares converted to Class A	(416,467)	(437,076)	(4,225,259)	(4,269,438)

Shares redeemed	(303,440)	(1,273,995)	(3,067,600)	(12,416,347)

Net decrease	(255,630)	(1,078,535)	$(2,593,536)	$(10,508,132)

Advisor Class
Shares sold	3,206,380	6,282,529	$32,424,213	$61,547,735

Shares issued in reinvestment of dividends	109,067	198,227	1,105,348	1,942,696

Shares redeemed	(704,388)	(4,293,545)	(7,133,766)	(41,852,795)

Net increase	2,611,059	2,187,211	$26,395,795	$21,637,636

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling

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to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent

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recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low credit ratings and are on “negative watch” by credit rating organizations. Several Puerto Rico issuers are in default on principal and interest payments. These defaults cast doubts on the ability of Puerto Rico and its government agencies to make future payments. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

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The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidty of fixed-income securities generally decline.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—A Portfolio may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing

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contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2019.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2019 and May 31, 2018 were as follows:

AB California Portfolio	2019	2018
Distributions paid from:
Ordinary income	$179,407	$103,242

Total taxable distributions	179,407	103,242
Tax exempt distributions	24,958,814	22,934,854

Total distributions paid	$25,138,221	$23,038,096

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio	2019	2018
Distributions paid from:
Ordinary income	$4,999,462	$3,752,545

Total taxable distributions	4,999,462	3,752,545
Tax exempt distributions	109,080,077	100,258,291

Total distributions paid	$114,079,539	$104,010,836

AB National Portfolio	2019	2018
Distributions paid from:
Ordinary income	$583,789	$192,177

Total taxable distributions	583,789	192,177
Tax exempt distributions	40,136,624	37,793,491

Total distributions paid	$40,720,413	$37,985,668

AB New York Portfolio	2019	2018
Distributions paid from:
Ordinary income	$100,650	$104,981

Total taxable distributions	100,650	104,981
Tax exempt distributions	16,998,400	16,774,264

Total distributions paid	$17,099,050	$16,879,245

As of May 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax- Exempt Income			Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$	– 0	–	$(3,873,796)	$44,768,940	$40,895,144
AB High Income Municipal		2,570,580		(3,825,072)	156,027,521	154,773,029
AB National		66,570		(27,179,257)	65,977,052	38,864,365
AB New York		– 0	–	(15,023,713)	30,175,874	15,152,161

(a)

At May 31, 2019, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $3,873,796, $3,825,072, $27,179,257, and $15,023,713, respectively. During the current fiscal year, AB California Portfolio, AB National Portfolio, and AB New York Portfolio utilized capital loss carryforwards of $1,167,164 , $1,380,266, and $1,791,566, respectively, to offset current year net realized gains. AB High Income Municipal Portfolio also had $2,495,433 of capital loss carryforwards expire during the fiscal year.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps and tender option bonds.

(c)

The differences between book-basis and tax basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable to shareholders.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital

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NOTES TO FINANCIAL STATEMENTS (continued)

losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2019, the Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount		Expiration
AB California	$3,458,672	$415,124		No Expiration
AB High Income Municipal	3,825,072	– 0	–	No Expiration
AB National	16,954,756	10,224,501		No Expiration
AB New York	10,545,787	4,477,926		No Expiration

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2019, the amount of Floating Rate Notes outstanding was $67,725,000 and the related interest rate ranged from 1.08% to 1.16% for AB High Income Municipal Portfolio. At November 30, 2019, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2019,

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NOTES TO FINANCIAL STATEMENTS (continued)

the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$67,725,000	2.15%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2019, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Portfolios have adopted ASU 2017-08, which did not have a material impact on the Portfolios’ financial position or the results of its operations, and had no impact on the Portfolios’ net assets.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.21		$ 11.06	$ 11.25	$ 11.54	$ 11.27	$ 11.44	$ 10.83

Income From Investment Operations

Net investment income(b)(c)	.17		.37	.37	.37	.39	.23	.41

Net realized and unrealized gain (loss) on investment transactions	.07		.15	(.20)	(.29)	.26	(.18)	.59

Net increase in net asset value from operations	.24		.52	.17	.08	.65	.05	1.00

Less: Dividends

Dividends from net investment income	(.18)		(.37)	(.36)	(.37)	(.38)	(.22)	(.39)

Net asset value, end of period	$ 11.27		$ 11.21	$ 11.06	$ 11.25	$ 11.54	$ 11.27	$ 11.44

Total Return

Total investment return based on net asset value(d)	2.06%		4.84%	1.55%	.69%	5.88%	.46%	9.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$535,474		$482,499	$465,581	$489,570	$482,744	$440,324	$442,905

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.75	%^	.75%	.76%	.75%	.76%	.78%^	.81%

Expenses, before waivers/reimbursements(e)	.78	%^	.80%	.80%	.80%	.80%	.83%^	.86%

Net investment income(b)	3.08	%^	3.38%	3.28%	3.29%	3.46%	3.52%^	3.72%

Portfolio turnover rate	4%		13%	14%	16%	13%	12%	14%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.21		$ 11.05	$ 11.24	$ 11.54	$ 11.27	$ 11.43	$ 10.83

Income From Investment Operations

Net investment income(b)(c)	.13		.29	.28	.29	.31	.19	.33

Net realized and unrealized gain (loss) on investment transactions	.06		.16	(.19)	(.31)	.26	(.17)	.58

Net increase (decrease) in net asset value from operations	.19		.45	.09	(.02)	.57	.02	.91

Less: Dividends

Dividends from net investment income	(.13)		(.29)	(.28)	(.28)	(.30)	(.18)	(.31)

Net asset value, end of period	$ 11.27		$ 11.21	$ 11.05	$ 11.24	$ 11.54	$ 11.27	$ 11.43

Total Return

Total investment return based on net asset value(d)	1.67%		4.15%	.79%	(.15)%	5.09%	.13%	8.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,880		$44,421	$48,977	$56,379	$89,568	$83,677	$83,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.50	%^	1.50%	1.51%	1.50%	1.51%	1.51%^	1.51%

Expenses, before waivers/reimbursements(e)	1.53	%^	1.55%	1.55%	1.55%	1.56%	1.55%^	1.56%

Net investment income(b)	2.33	%^	2.63%	2.53%	2.54%	2.71%	2.79%^	3.02%

Portfolio turnover rate	4%		13%	14%	16%	13%	12%	14%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.21		$ 11.06	$ 11.25	$ 11.54	$ 11.27	$ 11.44	$ 10.83

Income From Investment Operations

Net investment income(b)(c)	.19		.40	.39	.40	.42	.25	.44

Net realized and unrealized gain (loss) on investment transactions	.06		.15	(.19)	(.30)	.26	(.18)	.59

Net increase in net asset value from operations	.25		.55	.20	.10	.68	.07	1.03

Less: Dividends

Dividends from net investment income	(.19)		(.40)	(.39)	(.39)	(.41)	(.24)	(.42)

Net asset value, end of period	$ 11.27		$ 11.21	$ 11.06	$ 11.25	$ 11.54	$ 11.27	$ 11.44

Total Return

Total investment return based on net asset value(d)	2.18%		5.10%	1.80%	.94%	6.14%	.62%	9.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$348,911		$279,106	$184,599	$149,586	$112,091	$66,892	$48,251

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50	%^	.51%	.51%	.50%	.51%	.51%^	.51%

Expenses, before waivers/reimbursements(e)	.53	%^	.55%	.55%	.55%	.55%	.55%^	.56%

Net investment income(b)	3.32	%^	3.63%	3.52%	3.54%	3.69%	3.78%^	3.99%

Portfolio turnover rate	4%		13%	14%	16%	13%	12%	14%

See footnote summary on pages 193-194..

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 11.39	$ 11.34	$ 11.67	$ 11.20	$ 11.22	$ 10.29

Income From Investment Operations

Net investment income(b)(c)	.22	.43	.45	.45	.48	.28	.54

Net realized and unrealized gain (loss) on investment transactions	.17	.30	.05	(.33)	.48	(.01)	.93

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase in net asset value from operations	.39	.73	.50	.12	.96	.27	1.47

Less: Dividends

Dividends from net investment income	(.22)	(.47)	(.45)	(.45)	(.49)	(.29)	(.54)

Net asset value, end of period	$ 11.82	$ 11.65	$ 11.39	$ 11.34	$ 11.67	$ 11.20	$ 11.22

Total Return

Total investment return based on net asset value(d)	3.39%	6.64%	4.50%	1.13%	8.82%	2.45%	14.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$808,694	$754,555	$755,327	$769,140	$860,490	$693,523	$627,941

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.84	%^	.87%	.87%	.87%	.86%	.86	%^	.89%

Expenses, before waivers/reimbursements(e)	.84	%^	.88%	.88%	.89%	.88%	.89	%^	.96%

Net investment income(b)	3.66	%^	3.81%	3.95%	3.97%	4.23%	4.33	%^	4.99%

Portfolio turnover rate	4%	23%	22%	30%	14%	9%	17%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 11.39	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29

Income From Investment Operations

Net investment income(b)(c)	.17	.35	.36	.37	.39	.24	.46

Net realized and unrealized gain (loss) on investment transactions	.17	.30	.07	(.33)	.48	(.01)	.93

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase in net asset value from operations	.34	.65	.43	.04	.87	.23	1.39

Less: Dividends

Dividends from net investment income	(.18)	(.39)	(.37)	(.37)	(.41)	(.25)	(.46)

Net asset value, end of period	$ 11.81	$ 11.65	$ 11.39	$ 11.33	$ 11.66	$ 11.20	$ 11.22

Total Return

Total investment return based on net asset value(d)	2.92%	5.85%	3.82%	.38%	7.92%	2.02%	13.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$259,701	$273,186	$290,311	$311,962	$343,821	$284,261	$256,667

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.59	%^	1.62%	1.62%	1.62%	1.61%	1.59	%^	1.59%

Expenses, before waivers/reimbursements(e)	1.59	%^	1.63%	1.63%	1.64%	1.63%	1.62	%^	1.66%

Net investment income(b)	2.91	%^	3.06%	3.20%	3.22%	3.49%	3.61	%^	4.28%

Portfolio turnover rate	4%	23%	22%	30%	14%	9%	17%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 11.38	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29

Income From Investment Operations

Net investment income(b)(c)	.23	.46	.48	.48	.51	.30	.56

Net realized and unrealized gain (loss) on investment transactions	.17	.31	.05	(.33)	.47	(.01)	.94

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase in net asset value from operations	.40	.77	.53	.15	.98	.29	1.50

Less: Dividends

Dividends from net investment income	(.24)	(.50)	(.48)	(.48)	(.52)	(.31)	(.57)

Net asset value, end of period	$ 11.81	$ 11.65	$ 11.38	$ 11.33	$ 11.66	$ 11.20	$ 11.22

Total Return

Total investment return based on net asset value(d)	3.43%	7.00%	4.76%	1.38%	9.00%	2.61%	14.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,170,426	$1,975,651	$1,593,859	$1,400,924	$1,332,857	$1,084,612	$964,020

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.59	%^	.62%	.62%	.62%	.61%	.59	%^	.59%

Expenses, before waivers/reimbursements(e)	.59	%^	.63%	.63%	.64%	.63%	.62	%^	.66%

Net investment income(b)	3.91	%^	4.05%	4.20%	4.22%	4.48%	4.60	%^	5.20%

Portfolio turnover rate	4%	23%	22%	30%	14%	9%	17%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Class Z
	Six Months Ended November 30, 2019 (unaudited)		October 1, 2018(g) to May 31, 2019

Net asset value, beginning of period	$ 11.65		$ 11.27

Income From Investment Operations

Net investment income(b)(c)	.23		.31

Net realized and unrealized gain on investment transactions	.18		.42

Net increase in net asset value from operations	.41		.73

Less: Dividends

Dividends from net investment income	(.24)		(.35)

Net asset value, end of period	$ 11.82		$ 11.65

Total Return

Total investment return based on net asset value(d)	3.53%		6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.57	%^	.65	%^

Expenses, before waivers/reimbursements(e)	.57	%^	.65	%^

Net investment income(b)	3.90	%^	4.11	%^

Portfolio turnover rate	4%		23%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.38		$ 10.15	$ 10.30	$ 10.51	$ 10.20	$ 10.34	$ 9.91

Income From Investment Operations

Net investment income(b)(c)	.14		.29	.30	.31	.33	.20	.37

Net realized and unrealized gain (loss) on investment transactions	.08		.23	(.15)	(.21)	.32	(.13)	.43

Net increase in net asset value from operations	.22		.52	.15	.10	.65	.07	.80

Less: Dividends

Dividends from net investment income	(.14)		(.29)	(.30)	(.31)	(.34)	(.21)	(.37)

Net asset value, end of period	$ 10.46		$ 10.38	$ 10.15	$ 10.30	$ 10.51	$ 10.20	$ 10.34

Total Return

Total investment return based on net asset value(d)	2.06%		5.23%	1.48%	.99%	6.44%	.62%	8.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$573,120		$572,911	$585,549	$625,601	$657,481	$612,321	$581,215

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(h)	.75	%^	.75%	.75%	.75%	.75%	.78%^	.81%

Expenses, before waivers/reimbursements(e)(h)	.78	%^	.79%	.80%	.80%	.80%	.82%^	.86%

Net investment income(b)	2.59	%^	2.87%	2.93%	2.99%	3.23%	3.39%^	3.65%

Portfolio turnover rate	7%		19%	18%	18%	13%	6%	19%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.37	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.33	$ 9.90

Income From Investment Operations

Net investment income(b)(c)	.10	.21	.22	.23	.26	.16	.30

Net realized and unrealized gain (loss) on investment transactions	.08	.24	(.15)	(.21)	.31	(.14)	.43

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase in net asset value from operations	.18	.45	.07	.02	.57	.02	.73

Less: Dividends

Dividends from net investment income	(.10)	(.22)	(.22)	(.23)	(.26)	(.16)	(.30)

Net asset value, end of period	$ 10.45	$ 10.37	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.33

Total Return

Total investment return based on net asset value(d)	1.68%	4.45%	.72%	.24%	5.66%	.20%	7.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,083	$75,942	$89,963	$106,240	$144,152	$131,936	$130,601

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(h)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.51	%^	1.51%

Expenses, before waivers/reimbursements(e)(h)	1.53	%^	1.54%	1.55%	1.55%	1.56%	1.56	%^	1.56%

Net investment income(b)	1.85	%^	2.12%	2.19%	2.25%	2.49%	2.67	%^	2.96%

Portfolio turnover rate	7%	19%	18%	18%	13%	6%	19%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.38		$ 10.15	$ 10.30	$ 10.51	$ 10.21	$ 10.34	$ 9.91

Income From Investment Operations

Net investment income(b)(c)	.15		.31	.32	.33	.36	.22	.40

Net realized and unrealized gain (loss) on investment transactions	.08		.24	(.14)	(.20)	.30	(.13)	.43

Net increase in net asset value from operations	.23		.55	.18	.13	.66	.09	.83

Less: Dividends

Dividends from net investment income	(.15)		(.32)	(.33)	(.34)	(.36)	(.22)	(.40)

Net asset value, end of period	$ 10.46		$ 10.38	$ 10.15	$ 10.30	$ 10.51	$ 10.21	$ 10.34

Total Return

Total investment return based on net asset value(d)	2.19%		5.49%	1.73%	1.24%	6.60%	.88%	8.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$964,952		$853,908	$656,958	$496,432	$453,596	$315,809	$254,434

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(h)	.50	%^	.50%	.50%	.50%	.50%	.51%^	.51%

Expenses, before waivers/reimbursements(e)(h)	.53	%^	.54%	.55%	.55%	.55%	.55%^	.55%

Net investment income(b)	2.84	%^	3.11%	3.18%	3.24%	3.46%	3.66%^	3.92%

Portfolio turnover rate	7%		19%	18%	18%	13%	6%	19%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.05		$ 9.82	$ 10.01	$ 10.20	$ 9.92	$ 10.01	$ 9.70

Income From Investment Operations

Net investment income(b)(c)	.14		.29	.28	.29	.30	.19	.34

Net realized and unrealized gain (loss) on investment transactions	.05		.23	(.19)	(.19)	.29	(.09)	.31

Net increase in net asset value from operations	.19		.52	.09	.10	.59	.10	.65

Less: Dividends

Dividends from net investment income	(.13)		(.29)	(.28)	(.29)	(.31)	(.19)	(.34)

Net asset value, end of period	$ 10.11		$ 10.05	$ 9.82	$ 10.01	$ 10.20	$ 9.92	$ 10.01

Total Return

Total investment return based on net asset value(d)	1.92%		5.37%	.95%	1.00%	6.00%	.97%	6.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$465,177		$440,361	$428,147	$444,247	$457,414	$428,145	$434,208

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.75	%^	.76%	.75%	.75%	.77%	.78%^	.81%

Expenses, before waivers/reimbursements(e)	.80	%^	.82%	.81%	.81%	.83%	.85%^	.87%

Net investment income(b)	2.66	%^	2.92%	2.86%	2.87%	3.03%	3.21%^	3.42%

Portfolio turnover rate	8%		15%	11%	19%	16%	12%	28%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.04		$ 9.81	$ 10.01	$ 10.20	$ 9.92	$ 10.00	$ 9.69

Income From Investment Operations

Net investment income(b)(c)	.10		.21	.21	.21	.23	.14	.27

Net realized and unrealized gain (loss) on investment transactions	.07		.23	(.20)	(.19)	.28	(.07)	.31

Net increase in net asset value from operations	.17		.44	.01	.02	.51	.07	.58

Less: Dividends

Dividends from net investment income	(.10)		(.21)	(.21)	(.21)	(.23)	(.15)	(.27)

Net asset value, end of period	$ 10.11		$ 10.04	$ 9.81	$ 10.01	$ 10.20	$ 9.92	$ 10.00

Total Return

Total investment return based on net asset value(d)	1.64%		4.59%	.09%	.25%	5.21%	.65%	6.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,520		$51,764	$61,179	$71,152	$83,380	$72,332	$71,934

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.50	%^	1.51%	1.50%	1.50%	1.52%	1.51%^	1.51%

Expenses, before waivers/reimbursements(e)	1.55	%^	1.57%	1.56%	1.56%	1.58%	1.58%^	1.57%

Net investment income(b)	1.91	%^	2.18%	2.11%	2.12%	2.28%	2.48%^	2.72%

Portfolio turnover rate	8%		15%	11%	19%	16%	12%	28%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)	Year Ended October 31, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.05		$ 9.82	$ 10.02	$ 10.20	$ 9.93	$ 10.01	$ 9.70

Income From Investment Operations

Net investment income(b)(c)	.15		.31	.31	.31	.33	.20	.36

Net realized and unrealized gain (loss) on investment transactions	.07		.23	(.20)	(.18)	.27	(.08)	.32

Net increase in net asset value from operations	.22		.54	.11	.13	.60	.12	.68

Less: Dividends

Dividends from net investment income	(.15)		(.31)	(.31)	(.31)	(.33)	(.20)	(.37)

Net asset value, end of period	$ 10.12		$ 10.05	$ 9.82	$ 10.02	$ 10.20	$ 9.93	$ 10.01

Total Return

Total investment return based on net asset value(d)	2.15%		5.63%	1.20%	1.26%	6.15%	1.23%	7.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$163,002		$135,701	$111,151	$80,905	$54,742	$28,838	$20,755

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50	%^	.51%	.50%	.50%	.52%	.51%^	.51%

Expenses, before waivers/reimbursements(e)	.55	%^	.57%	.56%	.56%	.58%	.57%^	.57%

Net investment income(b)	2.91	%^	3.17%	3.11%	3.14%	3.25%	3.46%^	3.69%

Portfolio turnover rate	8%		15%	11%	19%	16%	12%	28%

See footnote summary on pages 193-194.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Portfolio changed its fiscal year end from October 31 to May 31.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31, 2014
			2019	2018	2017	2016

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.77	%^	.80%
Before waivers/reimbursements	.78	%^	.79%	.79%	.79%	.80%	.82	%^	.85%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50	%^	1.50%
Before waivers/reimbursements	1.53	%^	1.54%	1.54%	1.54%	1.55%	1.55	%^	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50	%^	.50%
Before waivers/reimbursements	.53	%^	.54%	.54%	.54%	.55%	.54	%^	.55%

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80	%^	.80%
Before waivers/reimbursements	.80	%^	.81%	.81%	.82%	.82%	.83	%^	.88%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.53	%^	1.50%
Before waivers/reimbursements	1.55	%^	1.56%	1.56%	1.57%	1.57%	1.56	%^	1.58%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.53	%^	.50%
Before waivers/reimbursements	.55	%^	.55%	.56%	.57%	.57%	.56	%^	.58%
Class Z(g)
Net of waivers/reimbursements	.53	%^	.53%^	N/A	N/A	N/A	N/A		N/A
Before waivers/reimbursements	.53	%^	.53%^	N/A	N/A	N/A	N/A		N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31, 2014
			2019	2018	2017	2016

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.74%	.75%	.77	%^	.80%
Before waivers/reimbursements	.78	%^	.79%	.80%	.80%	.80%	.82	%^	.85%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.49%	1.50%	1.50	%^	1.50%
Before waivers/reimbursements	1.53	%^	1.54%	1.55%	1.55%	1.55%	1.55	%^	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.49%	.50%	.50	%^	.50%
Before waivers/reimbursements	.53	%^	.54%	.55%	.55%	.55%	.55	%^	.55%

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.77	%^	.80%
Before waivers/reimbursements	.80	%^	.81%	.81%	.81%	.81%	.84	%^	.87%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50	%^	1.50%
Before waivers/reimbursements	1.55	%^	1.56%	1.56%	1.56%	1.57%	1.57	%^	1.57%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50	%^	.50%
Before waivers/reimbursements	.55	%^	.56%	.56%	.56%	.57%	.56	%^	.56%

(f)	Amount is less than $.005.

(g)	Commencement of distribution as of October 1, 2018.

(h)

In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Year Ended May 31, 2017
AB National Portfolio	.01%

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1),* Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

R.B. “Guy” Davidson III,(2) Senior Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

*

Mr. Bermudez will join the Board on January 1, 2020. He will be a member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee when he joins the Board.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 4-6, 2019 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying fund advised by the Adviser in which the Funds invest.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of

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the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year, and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were above the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that, in the case of

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AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1119

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 27, 2020